Vanguard® High-Yield Tax-Exempt Fund
Schedule of Investments (unaudited)
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (96.1%)
Alabama (4.1%)
Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	9/1/44	1,065	1,041
Birmingham AL GO, Prere.	5.000%	9/1/25	3,010	3,048
Birmingham AL GO, Prere.	5.000%	9/1/25	4,050	4,101
Black Belt Energy Gas District Natural Gas Revenue (Gas Project No.7) PUT	4.000%	12/1/26	30,735	30,826
Black Belt Energy Gas District Natural Gas Revenue (Gas Project No.8) PUT	4.000%	12/1/29	28,430	28,063
Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/28	32,705	33,769
Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/29	35,105	37,192
Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	27,765	27,871
Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	1,475	1,481
Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/26	13,210	13,249
Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	12,090	12,216
Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	27,535	27,565
Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	17,525	18,400
Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/30	4,700	4,996
Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/30	3,255	3,501
Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/31	34,165	36,199
Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	740	746
Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/32	20,000	21,056
Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/32	14,945	15,891
Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	11/1/34	16,265	17,376
DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	5,000	4,635
DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	7,165	6,255
Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/31	710	766
Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.750%	11/1/31	13,050	14,366
Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.250%	6/1/32	12,395	13,356
Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/54	2,085	2,169
Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.500%	10/1/54	2,115	2,200
Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.000%	10/1/56	1,235	1,217
Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	7,260	7,339
Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	3,000	2,797
Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/30	12,670	13,533
Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	625	611
Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	605	582
Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	690	656
Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	545	511
Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	645	600
Jefferson County AL Sales Tax Revenue	5.000%	9/15/35	2,850	2,926
Jefferson County AL Sewer Revenue	5.250%	10/1/49	22,165	23,408
Jefferson County AL Sewer Revenue	5.500%	10/1/53	26,665	28,583
Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/34	5,000	5,386
Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/46	3,500	3,759
Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	7,410	7,429
Mobile County IDA Resource Recovery Revenue (AM/NS Calvert LLC Project)	5.000%	6/1/54	10,050	10,160
Mobile County IDA Resource Recovery Revenue (AM/NS Calvert LLC Project)	4.750%	12/1/54	20,000	19,615
Montgomery Educational Building Authority College & University Revenue	5.000%	10/1/36	2,820	2,812
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/32	31,385	33,406
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.000%	6/1/35	33,415	35,056
Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/28	10,950	10,964
Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/29	3,470	3,697
Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/28	7,945	8,242
Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/29	37,035	38,945
Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/30	1,655	1,749
Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/32	9,655	10,325
UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	1,865	1,984
UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,000	1,062

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,000	1,060
	University of Alabama at Birmingham College & University Revenue	4.000%	7/1/42	7,715	7,668
					668,416
Alaska (0.0%)
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	3,525	3,469
American Samoa (0.0%)
[1]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/38	3,000	3,015
[1]	American Samoa Economic Development Authority Income Tax Revenue	7.125%	9/1/38	3,000	3,226
					6,241
Arizona (1.6%)
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/49	2,110	2,066
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.375%	7/1/53	1,000	1,008
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/54	2,500	2,406
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.500%	7/1/58	1,100	1,115
[1]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/40	925	864
[1]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/50	2,000	1,703
	Arizona IDA Charter School Aid Revenue (Doral Academy of Nevada - Fire Mesa & Red Rock Campus Project)	5.000%	7/15/39	2,075	2,082
[1]	Arizona IDA Charter School Aid Revenue (Doral Academy of Northern Nevada Project)	4.000%	7/15/56	475	385
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/31	250	247
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/41	405	364
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/52	840	692
[1]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/39	650	654
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/61	8,135	6,977
[1]	Arizona IDA Charter School Aid Revenue (Mater Academy of Nevada - Bonanza Campus Project)	5.000%	12/15/40	920	928
[1]	Arizona IDA Charter School Aid Revenue (Mater Academy of Nevada - Bonanza Campus Project)	5.000%	12/15/50	1,500	1,476
[1]	Arizona IDA Charter School Aid Revenue (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects)	3.000%	12/15/31	530	489
[1]	Arizona IDA Charter School Aid Revenue (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects)	4.000%	12/15/41	725	650
[1]	Arizona IDA Charter School Aid Revenue (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects)	4.000%	12/15/51	1,275	1,042
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,000	1,004
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	1,000	1,001
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	500	498
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/46	2,750	2,549
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/50	6,875	6,236
[1]	Arizona IDA Health, Hospital, Nursing Home Revenue	7.625%	5/1/54	6,125	6,404
	Arizona IDA Local or Guaranteed Housing Revenue (Hacienda Del Rio Project)	4.500%	6/1/41	4,984	5,060
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/54	2,000	2,044
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/58	1,500	1,530
[1,3]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/30	10,000	300
[1,3]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/50	22,275	668
[1,3]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/51	5,050	151
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	5.000%	9/1/27	23,110	23,673
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	4.100%	6/15/28	7,500	7,526
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	4.000%	6/1/29	39,900	39,864
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	330	330
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/33	250	251
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/38	750	741
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/48	2,430	2,227
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/41	425	374
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/46	345	290
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/51	580	467
[1]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/51	1,750	1,455
[1]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	5.000%	7/1/54	2,525	2,439
[1]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/56	1,350	1,093
[1]	Maricopa County IDA College & University Revenue	5.000%	10/1/26	125	124
[1]	Maricopa County IDA College & University Revenue	5.125%	10/1/30	425	416
[1]	Maricopa County IDA College & University Revenue	5.250%	10/1/40	2,000	1,844
[1]	Maricopa County IDA College & University Revenue	5.500%	10/1/51	7,000	6,220
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	1,365	1,506
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	1,755	1,921
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	1,010	1,099
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,335	1,445
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	2,200	2,339
[1]	Maricopa County IDA Industrial Revenue	4.000%	10/15/47	4,950	4,352

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/29	1,000	1,014
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	1,000	1,026
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	1,700	1,740
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	2,205	2,254
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	4,425	4,679
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/49	4,950	5,023
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/41	3,000	2,661
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/51	5,000	4,088
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/51	1,640	1,341
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	5.000%	6/15/52	2,150	2,050
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/57	4,400	3,513
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/57	700	559
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/46	2,000	1,827
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	4,000	4,025
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/53	18,500	20,095
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	8,545	8,801
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/37	1,975	2,127
[1]	Sierra Vista IDA Charter School Aid Revenue (American Leadership Academy Project)	5.750%	6/15/58	8,525	8,794
[1]	Sierra Vista IDA Charter School Aid Revenue (Champion Schools Project)	6.375%	6/15/64	1,635	1,617
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,500	1,489
	Yavapai County IDA Resource Recovery Revenue (Waste Management Inc. Project)	4.250%	3/1/28	10,420	10,475
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.250%	8/1/49	1,500	1,600
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.250%	8/1/54	8,980	9,477
					254,864
Arkansas (0.5%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	5,045	5,045
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,090	3,090
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,425	1,425
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	975	975
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,000	1,000
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/44	6,080	6,184
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	6,025	6,132
[1]	Arkansas Development Finance Authority Industrial Revenue (Big River Steel Project)	4.500%	9/1/49	10,000	9,902
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities/Mortgage Loans Program)	5.000%	1/1/55	1,500	1,581
	Osceola AR Sewer Revenue PUT	5.500%	1/2/26	37,000	37,081
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.250%	3/1/53	4,000	4,233
	Searcy AR Sales & Use Tax Sales Tax Revenue	4.125%	11/1/44	3,700	3,546
					80,194
California (9.4%)
[4,5]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	10,350	5,776
[4]	Alameda County Oakland Unified School District GO	3.000%	8/1/40	4,000	3,466
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	5,000	4,773
	Burbank-Glendale-Pasadena Airport Authority Brick Campaign Port, Airport & Marina Revenue	5.250%	7/1/42	4,250	4,566
	Burbank-Glendale-Pasadena Airport Authority Brick Campaign Port, Airport & Marina Revenue	5.250%	7/1/49	8,500	8,916
	Burbank-Glendale-Pasadena Airport Authority Brick Campaign Port, Airport & Marina Revenue	5.250%	7/1/54	7,500	7,825
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	25,645	25,720
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	5,460	5,691
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	29,440	30,859
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/30	19,920	21,084
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	9,660	10,460
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	19,940	21,073
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/32	10,655	11,360
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/32	13,775	14,742
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/32	17,500	18,869
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/32	37,125	39,327
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/32	57,170	60,271
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/33	22,685	24,732
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	20,745	20,741
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	60,000	63,347
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/32	20,240	21,311
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/32	22,680	24,301
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	1,190	1,227
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/43	4,455	3,993
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/46	5,435	4,571
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/47	13,000	10,413
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	17,370	12,899

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	13,750	10,993
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	5,235	3,442
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	5,000	2,606
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	15,500	13,304
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/56	10,045	7,200
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	2/1/57	2,000	1,355
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,910	1,751
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,125	1,031
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	400	403
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/55	6,495	1,419
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	2,620	2,671
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	6,000	7,146
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	1,000	1,183
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	7,660	9,042
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	3,000	3,510
	California GO	5.000%	10/1/42	6,000	6,317
	California GO	3.000%	12/1/43	1,500	1,264
	California GO	3.000%	12/1/46	3,000	2,434
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	1,495	1,605
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	7,810	8,804
	California Housing Finance Agency	4.000%	3/20/33	12,809	12,817
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	4,886	4,999
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	4,774	4,716
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	21,395	20,449
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	12,561	11,754
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	3,159	3,243
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/39	10,000	9,722
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/40	7,000	6,969
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/41	1,495	1,481
[1]	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (PIH Health Energy Projects)	5.000%	12/1/54	20,000	20,934
[1]	California Infrastructure & Economic Development Bank Private Schools Revenue	5.125%	7/1/54	1,500	1,441
[1]	California Infrastructure & Economic Development Bank Private Schools Revenue	5.250%	7/1/64	1,000	966
[1]	California Municipal Finance Authority Charter School Aid Revenue (Belle Mente Montessori Academy Project)	5.000%	6/1/28	295	299
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/29	890	890
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	2,050	1,982
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	2,810	2,157
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	5,750	5,764
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	3,875	3,515
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	7,550	7,051
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/54	2,535	2,475
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/52	2,090	1,916
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	5.000%	6/30/31	3,100	3,207
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	5.000%	12/31/33	4,000	4,121
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	4.000%	12/31/47	5,250	4,771
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	5.000%	12/31/47	3,000	3,008
[1]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.200%	6/15/54	1,650	1,774
[1]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.375%	6/15/64	2,000	2,163
	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.400%	10/1/29	1,000	938
	California Municipal Finance Authority Resource Recovery Revenue PUT	3.875%	3/1/34	16,500	16,427
	California Municipal Finance Authority Revenue	4.200%	8/1/40	1,260	1,239
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.750%	9/1/53	1,850	1,991
[1]	California Pollution Control Financing Authority Water Revenue	5.000%	7/1/37	2,300	2,452
[1]	California Pollution Control Financing Authority Water Revenue	5.000%	7/1/38	2,000	2,121
[1]	California Pollution Control Financing Authority Water Revenue	5.000%	11/21/45	1,200	1,239
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/28	1,250	1,258
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	1,590	1,560
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/46	1,545	1,475
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/51	1,110	1,035
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/56	1,235	1,131
[1]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.500%	6/1/54	9,955	9,920
[1]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.375%	6/1/59	14,045	13,661
[4]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	6,805	1,937
[1]	California School Finance Authority Charter School Aid Revenue	5.125%	7/1/62	5,125	4,963
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	13,650	13,830
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/48	3,520	3,175
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/48	8,000	8,149
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	20,000	20,456
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/39	2,550	2,596

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/49	5,425	5,458
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/52	1,775	1,782
	California Statewide Communities Development Authority Special Assessment Revenue	4.000%	9/2/51	1,985	1,739
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/35	8,045	8,761
[1]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	9,950	7,400
[1]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	4.000%	4/1/56	5,000	3,796
[1]	CMFA Special Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/56	7,250	4,956
[1]	CMFA Special Finance Agency VII Local or Guaranteed Housing Revenue	4.000%	8/1/47	4,500	3,772
[1]	CMFA Special Finance Agency VII Local or Guaranteed Housing Revenue	3.000%	8/1/56	4,000	2,746
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.375%	7/1/43	1,000	822
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	7/1/45	4,750	3,741
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.200%	9/1/46	5,000	3,727
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	9/1/46	2,000	1,654
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.400%	10/1/46	5,000	3,931
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	10/1/46	13,050	10,566
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	10/1/46	2,000	1,570
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	9,840	7,637
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	8,870	7,327
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	4,840	3,590
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/47	5,855	4,794
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	6/1/48	3,000	2,130
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	5.000%	1/1/54	8,500	7,349
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	7/1/56	5,000	3,361
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	7/1/56	11,440	7,845
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	8/1/56	11,920	9,051
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	21,210	18,422
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	10/1/56	8,500	6,630
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	12/1/56	8,230	5,721
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/57	1,000	698
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	2/1/57	5,000	3,737
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	3/1/57	4,500	3,155
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	4/1/57	1,500	1,101
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	5/1/57	7,175	5,173
[4]	East Side Union High School District GO	3.000%	8/1/36	2,615	2,476
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/39	500	513
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/42	1,000	1,168
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	10,036	9,909
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/66	25,000	2,925
[6]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	10,000	9,316
[1]	Hastings Campus Housing Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/61	10,500	9,528
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/52	2,630	2,348
	Last Frontier Healthcare District Health, Hospital, Nursing Home Revenue BAN	6.000%	12/2/25	4,740	4,751
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,820	1,845
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	1,665	1,769
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	850	847
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	3,565	3,535
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	1,650	1,623
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/41	1,000	983
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/46	9,860	9,352
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/46	12,000	12,342
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.500%	5/15/47	18,000	19,192
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/48	2,795	2,866
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/49	7,335	6,813
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/51	4,035	4,115
	Los Angeles Department of Airports Port, Airport & Marina Revenue, Prere.	4.000%	11/15/31	140	145
	Los Angeles Department of Airports Port, Airport & Marina Revenue, Prere.	5.000%	11/15/31	105	115
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	710	787
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	2,880	3,124
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	1,295	1,432
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	1,985	2,176
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	670	712
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	785	851
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	385	416
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	360	396
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	565	621
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	725	800
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	600	623
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	100	110
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,695	1,791
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	100	106

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	100	108
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	500	542
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,350	1,470
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	2,160	2,277
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	105	111
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	690	742
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	390	422
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	295	312
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,390	1,471
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	525	560
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	525	558
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	675	717
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	750	792
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	3,285	3,471
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	595	629
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	545	565
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	2,385	2,465
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	1,125	1,185
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	455	474
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	9,035	9,304
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	210	218
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/54	555	580
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	90	96
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	110	120
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	95	105
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	265	292
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	510	566
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	60	66
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	115	128
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	65	72
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	1,950	2,118
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	215	230
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	250	269
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	65	72
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	105	117
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	210	228
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	840	917
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	335	366
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	45	48
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	80	86
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	70	75
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	125	133
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/52	3,285	3,419
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	4.250%	2/3/25	8,124	8,124
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	4.250%	2/3/25	7,000	7,000
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	4.250%	2/6/25	4,371	4,371
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	4.500%	2/6/25	2,544	2,544
	Los Angeles Regional Airports Improvement Corp. Port, Airport & Marina Revenue	5.000%	1/1/32	5	5
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/31	2,055	2,106
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	1,500	1,534
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	1,500	1,533
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/35	2,520	2,572
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/36	2,230	2,274
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/37	2,515	2,561
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/30	5,855	6,204
[4]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/35	640	641
[4]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/36	525	524
[4]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/37	500	496
[4]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/38	500	497
[4]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/39	565	556
[4]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/40	685	670
[7]	Palomar Health GO	0.000%	8/1/33	8,805	6,194
	Palomar Health GO	4.000%	8/1/35	4,000	3,835
[7]	Palomar Health GO	7.000%	8/1/38	10,740	12,093
[2]	Paramount Unified School District GO	3.000%	8/1/50	2,000	1,569
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	10,000	4,610
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	6,500	2,835
[2]	Sacramento CA City Unified School District GO	5.500%	8/1/47	1,845	2,004
[2]	Sacramento CA City Unified School District GO	5.500%	8/1/52	5,540	5,984
	Sacramento CA Special Tax Revenue	4.000%	9/1/46	2,905	2,716

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento CA Special Tax Revenue	4.000%	9/1/50	1,600	1,456
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	6,000	6,184
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	5,000	4,996
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,043
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/37	4,500	5,003
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/38	3,500	3,870
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	2,528
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/51	8,435	7,723
[2]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	11,310	10,361
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	3,000	3,064
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/40	1,995	1,997
	San Diego Tobacco Settlement Funding Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/32	580	584
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/42	8,240	7,160
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	5,000	5,229
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	10,000	10,435
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	6,000	6,374
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	5,000	5,251
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	7,335	7,675
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/39	2,725	2,667
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/40	1,400	1,366
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/44	18,760	19,130
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/44	5,000	5,378
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/45	3,000	3,054
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/49	9,890	9,187
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	19,010	19,238
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/50	2,845	2,626
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	12,490	12,626
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, Prere.	4.000%	5/1/29	110	111
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, Prere.	4.000%	5/1/29	270	272
[8]	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/55	10,000	10,558
[1]	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/26	2,000	1,864
[1]	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/31	6,000	4,387
[1]	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/43	9,000	3,610
[2]	San Francisco Community College District GO	3.000%	6/15/45	5,000	4,027
	San Francisco Unified School District GO	3.000%	6/15/37	14,205	13,264
[4]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/45	5,500	5,729
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/30	15,445	16,240
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/31	5,990	6,577
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/42	525	559
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/44	175	186
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/49	9,955	10,663
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/46	2,270	1,822
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/50	2,755	2,130
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/49	2,500	2,258
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/49	40	39
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	0.000%	6/1/60	35,150	5,974
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	0.000%	6/1/46	3,500	719
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/48	2,500	2,547

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	University of California College & University Revenue	5.000%	5/15/38	7,920	9,172
[8]	University of California College & University Revenue	5.000%	5/15/39	4,110	4,737
	University of California College & University Revenue (Limited Project)	5.000%	5/15/46	1,000	1,067
	University of California College & University Revenue (Limited Project)	3.000%	5/15/51	1,500	1,175
[4]	Val Verde Unified School District GO	3.000%	8/1/47	1,730	1,348
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,800	2,679
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,415	1,317
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.125%	7/1/47	5,000	4,310
					1,522,587
Colorado (2.6%)
[1]	Aerotropolis Regional Transportation Authority Ad Valorem Property Tax Revenue	5.750%	12/1/54	5,000	5,074
	Aurora Highlands Community Authority Board Ad Valorem Property Tax Revenue	5.750%	12/1/51	15,000	14,195
	Bradburn Metropolitan District No. 2 GO	4.000%	12/1/28	500	496
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/38	600	604
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/47	1,200	1,167
[1]	Broadway Park North Metropolitan District No. 2 GO	5.000%	12/1/40	1,100	1,066
	Canyons Metropolitan District No. 5 GO	6.500%	12/1/54	3,150	3,244
	Centerra Metropolitan District No. 1 GO	4.000%	12/1/29	1,120	1,086
[1]	Centerra Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.000%	12/1/29	13,656	13,687
	Clear Creek Transit Metropolitan District No. 2 GO	4.000%	12/1/31	425	375
	Clear Creek Transit Metropolitan District No. 2 GO	5.000%	12/1/41	579	472
	Clear Creek Transit Metropolitan District No. 2 GO	7.900%	12/15/50	1,125	1,019
	Colorado COP	6.000%	12/15/40	5,000	5,845
	Colorado COP	6.000%	12/15/41	3,570	4,152
	Colorado COP	5.000%	11/1/49	13,095	13,934
	Colorado COP	5.000%	11/1/53	4,285	4,530
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/26	2,390	2,310
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/27	2,515	2,384
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.125%	5/15/28	2,750	2,646
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	5/15/29	3,000	2,843
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,400	1,409
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,500	1,497
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	6,275	6,237
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	4,035	4,184
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	3,855	4,238
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	3,205	2,983
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	12,000	12,217
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/49	13,680	12,330
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	10,000	9,211
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/54	8,585	8,991
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/58	3,000	2,031
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/41	1,125	1,043
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/48	1,100	953
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/31	3,700	4,103
	Colorado School of Mines College & University Revenue	5.250%	12/1/53	12,000	12,820
[4]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/54	1,000	1,053
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.250%	12/15/48	1,000	1,079
	Copperleaf Metropolitan District No. 4 GO	5.000%	12/1/39	770	762
	Copperleaf Metropolitan District No. 4 GO	5.000%	12/1/49	1,500	1,412
	Crowfoot Valley Ranch Metropolitan District No. 2 GO	6.125%	12/15/54	2,855	2,831
	Del Norte CO Health, Hospital, Nursing Home Revenue	5.800%	12/1/54	880	843
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/33	23,600	23,635
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/35	2,085	2,157
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/37	700	790
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/38	1,000	1,123
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/39	1,250	1,396
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/40	750	834
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/41	1,000	1,105
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.750%	11/15/41	1,325	1,475
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/42	2,000	2,089
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/42	4,125	4,497
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/42	1,000	1,100
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/43	1,060	1,161
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/43	10,000	9,464
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.750%	11/15/45	8,750	9,586
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/47	3,955	4,078
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/48	32,850	30,064
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	12/1/48	15,500	15,839
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.125%	11/15/53	7,500	6,859

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/53	10,250	10,890
[1]	DIATC Metropolitan District GO	5.000%	12/1/39	2,735	2,713
[1]	DIATC Metropolitan District GO	5.000%	12/1/49	3,500	3,359
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	10,045	8,297
[10]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.750%	3.665%	9/1/39	5,275	5,282
	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	12/1/51	3,000	2,687
	Erie Commons Metropolitan District No. 2 GO	6.950%	12/15/54	3,100	2,953
	Green Valley Ranch East Metropolitan District No. 6 GO	5.875%	12/1/50	3,550	3,562
[7]	Gypsum CO Sewer Revenue	5.000%	12/1/54	4,885	5,155
	Hess Ranch Metropolitan District No. 5 Special Assessment Revenue	6.000%	12/1/43	1,500	1,542
[1]	Horizon Metropolitan District No. 2 GO	4.500%	12/1/51	3,860	2,829
	Independence Metropolitan District No. 3 GO	5.375%	12/1/54	2,960	2,913
	Meridian Ranch Metropolitan District GO	6.750%	12/1/52	3,425	3,471
[4]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/46	3,953	3,697
	Mirabelle Metropolitan District No. 2 GO	6.125%	12/15/49	2,100	2,113
	Morgan Hill Metropolitan District No. 3 GO	4.000%	12/1/51	2,900	2,310
	Morgan Hill Metropolitan District No. 3 GO	6.375%	12/15/51	1,465	1,393
	Prairie Center Metropolitan District No. 3 GO	5.875%	12/15/46	2,150	2,299
[1]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/27	1,070	1,075
	Pronghorn Valley Metropolitan District GO	3.750%	12/1/41	515	452
	Pronghorn Valley Metropolitan District GO	4.000%	12/1/51	650	550
[1]	Pueblo Urban Renewal Authority Tax Increment/Allocation Revenue (Evraz Project)	0.000%	12/1/25	800	766
[1]	Pueblo Urban Renewal Authority Tax Increment/Allocation Revenue (Evraz Project)	4.750%	12/1/45	8,860	7,695
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/34	1,650	1,664
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	490	493
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	4,715	4,731
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/38	400	395
	Reunion Metropolitan District Water Revenue	3.625%	12/1/44	6,070	4,539
	Southglenn Metropolitan District GO	3.500%	12/1/26	3,000	2,957
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/37	1,615	1,622
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	5,675	5,631
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	325	322
	St. Vrain Lakes Metropolitan District No. 2 GO	6.375%	11/15/54	2,000	2,042
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	4.250%	12/1/50	1,650	1,497
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	7.125%	12/15/50	734	736
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	8.375%	12/15/54	1,472	1,491
	Trails at Crowfoot Metropolitan District No. 3 GO	6.875%	12/15/52	1,375	1,342
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/50	1,500	1,534
[4]	Vauxmont Metropolitan District GO	3.250%	12/15/50	5,000	4,060
	Village at Dry Creek Metropolitan District No. 2 GO	4.375%	12/1/44	1,386	1,344
[1]	West Meadow Metropolitan District GO	6.000%	12/1/38	1,000	1,037
[1]	West Meadow Metropolitan District GO	6.500%	12/1/50	2,750	2,863
	Westerly Metropolitan District No. 4 GO	5.000%	12/1/40	750	695
	Westerly Metropolitan District No. 4 GO	5.000%	12/1/50	1,500	1,330
[5]	Westerly Metropolitan District No. 4 GO, 5.200% coupon rate effective 12/1/26	0.000%	12/1/50	1,000	750
	Westminster CO Water & Wastewater Utility Water Revenue	5.000%	12/1/54	4,000	4,281
[4]	Westminster Public Schools COP	5.000%	12/1/43	2,450	2,518
					418,485
Connecticut (0.6%)
	Connecticut GO	3.000%	1/15/34	1,000	950
	Connecticut GO	3.000%	1/15/36	1,050	976
	Connecticut GO	3.000%	1/15/37	1,045	961
	Connecticut GO	3.000%	1/15/38	2,070	1,867
	Connecticut GO	3.000%	1/15/39	2,400	2,127
	Connecticut GO	3.000%	1/15/40	4,815	4,186
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	1,220	1,197
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/54	1,640	1,775
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/54	2,260	2,492
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/44	2,000	2,176
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/45	1,135	1,232
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,345	2,390
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,650	1,681
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,725	1,756
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/44	3,500	2,753
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.250%	7/1/53	5,060	5,300
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.375%	7/1/54	2,000	1,973
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,235	2,233
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,000	2,000
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,750	2,721

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,500	1,462
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,000	992
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,925	1,865
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	2,250	2,152
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,255	1,203
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	3,810	3,616
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,625	1,549
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	5,750	5,330
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	8,090	7,322
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	2,000	1,837
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Church Home of Hartford Inc. Project)	5.000%	9/1/53	3,460	3,247
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	4.000%	7/1/40	3,225	3,101
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	4.000%	7/1/51	4,250	3,809
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/30	1,005	1,022
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/50	6,065	5,605
	New Canaan Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/34	3,690	3,679
[1]	New Canaan Housing Authority Local or Guaranteed Housing Revenue	6.000%	6/1/35	4,000	4,000
	Norwalk Housing Authority Revenue	4.400%	9/1/42	1,000	994
[1]	Steel Point Infrastructure Improvement District Tax Increment/Allocation Revenue (Steelpointe Harbor Project)	4.000%	4/1/41	575	537
[1]	Steel Point Infrastructure Improvement District Tax Increment/Allocation Revenue (Steelpointe Harbor Project)	4.000%	4/1/51	1,655	1,419
					97,487
Delaware (0.1%)
[1]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/39	9,947	8,095
[1]	Bridgeville DE Special Obligation Revenue	5.250%	7/1/44	875	901
[1]	Bridgeville DE Special Obligation Revenue	5.625%	7/1/53	1,000	1,036
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	5,000	4,486
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	1,295	1,271
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	430	422
[1]	Millsboro DE Special Obligation Revenue	5.125%	7/1/38	3,000	2,984
					19,195
District of Columbia (1.4%)
[1]	District of Columbia Charter School Aid Revenue	5.000%	6/1/29	500	507
[1]	District of Columbia Charter School Aid Revenue	5.000%	6/1/39	1,420	1,423
	District of Columbia Charter School Aid Revenue	5.000%	7/1/39	800	820
	District of Columbia Charter School Aid Revenue	5.625%	6/1/44	500	516
	District of Columbia Charter School Aid Revenue	5.000%	7/1/49	1,275	1,281
	District of Columbia Charter School Aid Revenue	5.000%	6/1/50	5,000	4,799
[1]	District of Columbia Charter School Aid Revenue	5.000%	6/1/51	1,500	1,424
	District of Columbia Charter School Aid Revenue	5.750%	6/1/54	1,000	1,023
[1]	District of Columbia Charter School Aid Revenue	5.000%	6/1/56	3,255	3,050
	District of Columbia Charter School Aid Revenue	6.000%	6/1/58	1,000	1,045
[1]	District of Columbia Charter School Aid Revenue	5.000%	6/1/61	1,100	1,037
	District of Columbia College & University Revenue	5.000%	10/1/30	4,825	4,825
	District of Columbia College & University Revenue	5.000%	10/1/45	14,760	14,230
	District of Columbia College & University Revenue	5.000%	4/1/51	1,750	1,789
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	6,035	6,128
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	3,445	3,495
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	1,000	1,013
	District of Columbia Health, Hospital, Nursing Home Revenue	5.125%	1/1/35	2,805	2,563
	District of Columbia Health, Hospital, Nursing Home Revenue	5.250%	1/1/39	2,430	2,157
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	4.125%	7/1/27	530	528
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/32	1,000	1,012
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/37	890	895
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/42	1,000	998
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/52	3,615	3,416
	District of Columbia Income Tax Revenue	5.250%	5/1/48	10,000	10,821
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/34	2,000	2,053
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/34	10,000	10,864
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/35	3,750	3,751
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/35	2,865	2,938
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/36	3,000	3,097
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/36	2,175	2,328
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	3,345	3,314
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	2,700	2,675
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/37	2,335	2,487
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/38	2,625	2,577

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/38	2,995	3,097
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/38	1,860	1,972
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	3,400	3,323
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/39	1,025	1,057
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.250%	10/1/39	1,775	1,920
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/40	3,000	2,920
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.250%	10/1/40	2,575	2,781
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/41	950	919
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.250%	10/1/41	2,750	2,978
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/42	3,000	3,141
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/44	5,000	5,191
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/51	8,180	7,403
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	25,425	23,394
[4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	13,650	12,539
[4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	5,780	5,337
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	35,325	31,836
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/40	5,000	4,259
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/53	4,905	5,273
					226,219
Florida (5.3%)
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	500	491
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/52	7,170	6,387
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/35	3,510	3,662
	Broward County FL Port Facilities Port, Airport & Marina Revenue	4.000%	9/1/49	10,320	9,351
	Broward County FL Port Facilities Port, Airport & Marina Revenue	5.500%	9/1/52	1,000	1,051
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,000	1,000
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/32	2,250	2,363
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/34	3,320	3,458
	Capital FL Projects Finance Authority Local or Guaranteed Housing Revenue	5.000%	11/1/53	3,125	3,016
	Capital FL Projects Finance Authority Local or Guaranteed Housing Revenue	5.000%	11/1/58	5,000	4,765
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/29	1,565	1,514
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/36	3,405	3,449
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/39	6,610	6,392
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/46	4,830	4,664
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/49	6,035	5,632
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/56	4,235	3,258
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/56	24,135	22,900
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	0.000%	7/1/61	40,000	2,683
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Academir Charter Schools Inc. Project)	4.000%	7/1/41	710	630
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Academir Charter Schools Inc. Project)	4.000%	7/1/51	1,725	1,408
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Academir Charter Schools Inc. Project)	4.000%	7/1/56	695	553
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/38	2,210	2,214
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/48	2,070	1,997
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/40	1,220	1,194
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/50	9,300	8,674
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/55	6,895	6,349
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Imagine School at Land O'Lakes)	5.000%	12/15/39	640	639
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Imagine School at Land O'Lakes)	5.000%	12/15/49	1,255	1,193
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Imagine School at Land O'Lakes)	5.000%	12/15/54	1,075	1,005
	Capital Trust Agency Inc. Charter School Aid Revenue (Liza Jackson Preparatory School Inc. Project)	5.000%	8/1/55	1,000	967
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (WFCS Portfolio Projects)	5.000%	1/1/56	3,065	2,908
[1]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,765	1,523
[1]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,425	4,119
[1,3]	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	7.000%	7/1/52	600	21
[1]	Capital Trust Authority Charter School Aid Revenue (Academir Charter Schools Inc. Project)	5.250%	6/1/54	2,365	2,341
[1]	Capital Trust Authority Charter School Aid Revenue (Academir Charter Schools Inc. Project)	5.250%	6/1/64	2,610	2,538
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/26	9,500	9,666
	Crosswinds East Community Development District Special Assessment Revenue (Assessment Area One Project)	5.750%	5/1/54	1,000	1,013
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	12,925	11,644
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	1,325	1,152
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/38	1,015	1,008
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/39	1,050	1,034
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/40	1,050	1,030
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/41	1,170	1,138
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/54	3,280	3,424
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/36	625	538
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/41	765	606
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/46	930	689

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/56	4,275	2,928
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Corner Stone Classical Academy Inc. Project)	5.500%	6/1/54	840	848
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Corner Stone Classical Academy Inc. Project)	5.500%	6/1/59	900	903
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Project)	6.000%	6/15/35	1,000	1,004
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Projects)	5.000%	9/15/40	1,000	965
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Projects)	5.000%	9/15/50	7,950	7,264
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/35	650	634
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/45	600	528
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/55	1,100	902
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	2/1/57	625	617
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/57	710	700
	Florida Development Finance Corp. Charter School Aid Revenue (UCP Charter Schools Project)	5.000%	6/1/40	1,700	1,621
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/51	6,400	6,089
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	6/1/55	4,000	3,878
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.250%	8/1/49	2,500	2,588
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.250%	8/1/55	9,015	9,286
[1]	Florida Development Finance Corp. Local or Guaranteed Housing Revenue (SFP - Tampa I - The Henry Project)	5.250%	6/1/59	1,000	994
	Florida Development Finance Corp. Transit Revenue	5.000%	7/1/38	10,000	10,049
	Florida Development Finance Corp. Transit Revenue	5.000%	7/1/41	15,140	15,055
	Florida Development Finance Corp. Transit Revenue	5.250%	7/1/47	3,000	3,005
	Florida Development Finance Corp. Transit Revenue	5.500%	7/1/53	22,375	22,597
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/30	1,325	1,346
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	9,855	9,914
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/48	10,000	7,419
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.125%	12/1/54	3,000	2,734
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,500	2,536
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	3,700	3,773
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	6,335	6,506
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/53	7,420	8,156
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/37	1,250	1,238
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/38	1,025	1,006
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/42	8,000	8,113
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.250%	10/1/44	7,000	7,485
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/52	11,750	10,671
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.250%	6/1/54	9,600	10,199
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	1,000	1,007
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	3,850	3,877
	Hickory Tree Community Development District Special Assessment Revenue (Assessment Area One Project)	5.450%	5/1/55	750	736
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/36	3,475	3,459
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/37	3,075	3,046
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/38	4,350	4,270
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.500%	10/1/54	5,000	5,402
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/45	9,280	8,579
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/50	19,425	17,406
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	2,950	2,984
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,000	1,997
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,500	2,524
	JEA Water & Sewer System Water Revenue	5.500%	10/1/54	5,000	5,493
[1]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/29	225	227
[1]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/39	1,255	1,250
[1]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/49	825	781
[1]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/54	825	766
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/43	1,510	1,621
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	1,595	1,702
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	2,305	2,449
	Lee County FL Airport Port, Airport & Marina Revenue	5.250%	10/1/49	8,500	8,938
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.375%	11/15/29	1,000	1,003
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.750%	11/15/29	1,000	1,003
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	5,000	5,216
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/54	7,000	7,099
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Cypress Cove at Healthpark Florida Inc. Project)	5.250%	10/1/52	1,000	917

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/26	1,465	1,489
	Manatee County FL Appropriations Revenue	5.500%	10/1/53	9,870	10,879
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/46	7,000	6,377
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/51	5,000	4,478
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/42	10,000	11,069
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	10,000	10,683
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/34	1,500	1,532
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	3,025	3,065
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/40	7,575	7,658
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/49	5,000	5,065
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	5,000	3,979
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/44	3,250	1,337
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/54	4,055	4,256
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/36	1,000	925
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/46	2,930	2,781
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	6,325	5,728
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Riverwalk I Apartment Project)	4.200%	10/1/40	1,677	1,643
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/35	7,970	7,762
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/40	5,850	5,598
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	11,265	10,491
	Miami-Dade County IDA Resource Recovery Revenue PUT	4.250%	11/3/25	4,000	4,013
[4]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/39	7,220	7,073
[4]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/45	12,115	11,213
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.250%	10/1/52	17,080	17,509
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	1,780	1,792
[1]	Normandy Community Development District Special Assessment Revenue	5.550%	5/1/54	1,500	1,451
	North AR-1 Pasco Community Development District Special Assessment Revenue	6.000%	5/1/54	985	1,000
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/37	2,295	2,333
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/42	2,795	2,773
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	14,520	13,046
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/53	8,000	8,266
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/56	24,360	25,959
	Osceola County Expressway Authority Highway Revenue, Prere.	6.250%	10/1/31	7,540	8,941
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/35	1,500	961
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	2,745	1,424
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/40	2,850	1,396
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/41	1,000	462
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	3,250	3,370
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	3,250	3,339
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	10,000	9,089
	Palm Beach County Educational Facilities Authority College & University Revenue	5.250%	10/1/48	3,900	3,959
	Palm Beach County Educational Facilities Authority College & University Revenue	5.250%	10/1/53	1,350	1,361
	Palm Beach County FL Airport System Port, Airport & Marina Revenue	5.250%	10/1/41	1,850	2,010
	Palm Beach County FL Airport System Port, Airport & Marina Revenue	5.250%	10/1/42	1,500	1,623
	Palm Beach County FL Airport System Port, Airport & Marina Revenue	5.250%	10/1/43	1,025	1,104
	Palm Beach County FL Airport System Port, Airport & Marina Revenue	5.250%	10/1/44	1,220	1,310
	Palm Beach County FL Local or Guaranteed Housing Revenue (Lynn University Housing Project)	6.125%	6/1/54	5,000	4,938
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,110	2,127
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	1,000	1,013
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	630	630
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	12,410	11,783
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/56	4,630	3,875
[1]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Green Cay Life Plan Village Project)	11.500%	7/1/27	6,000	7,827
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/47	1,000	1,008
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/52	1,425	1,425
	Parrish Lakes Community Development District Special Assessment Revenue	5.800%	5/1/54	1,685	1,676
[1]	Pasco County FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/30	10,000	10,828
[4]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/44	3,775	4,092
[4]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.750%	9/1/54	10,675	11,686
[1]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Discovery Academy of Science Project)	4.000%	6/1/46	1,685	1,311
[1]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Discovery Academy of Science Project)	5.000%	6/1/56	2,605	2,265
[1]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Pinellas Academy Math & Science Project)	5.000%	12/15/38	1,345	1,354
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/29	4,295	4,358

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/39	1,000	1,005
[1,3]	Polk County FL IDA Industrial Revenue	5.875%	1/1/33	3,750	3,323
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/26	2,100	2,111
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/27	2,000	2,024
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/28	2,310	2,339
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/29	1,400	1,418
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/30	1,000	1,012
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/32	1,185	1,199
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	5.000%	7/1/41	7,500	7,700
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	4.000%	7/1/52	6,405	5,739
	Seminole County FL Special Obligation Revenue	5.000%	10/1/52	7,315	7,667
[1]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/51	1,660	1,376
[1]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/56	955	772
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/49	11,155	10,837
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/54	6,145	6,096
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/44	5,605	4,672
	Tampa FL Appropriations Revenue	2.000%	10/1/46	2,330	1,454
	Tampa FL Appropriations Revenue	2.250%	10/1/51	10,000	6,106
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/45	7,680	7,187
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	1,195	449
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/53	2,600	628
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	2,800	2,898
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/54	4,575	4,782
	Two Lakes Community Development District Special Assessment Revenue	5.000%	5/1/55	1,500	1,518
	USF Financing Corp. COP	5.000%	7/1/29	5,475	5,519
	USF Financing Corp. COP	5.000%	7/1/33	4,005	4,029
[1,8]	V-Dana Community Development District Special Assessment Revenue (Assessment Area Two-2025 Project)	5.550%	5/1/55	750	751
[1]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	5.500%	1/1/55	1,000	1,013
[1]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	5.625%	1/1/60	2,000	2,035
	Village Community Development District No. 14 Special Assessment Revenue	5.500%	5/1/53	2,880	2,976
[1]	Village Community Development District No. 15 Special Assessment Revenue	4.800%	5/1/55	4,750	4,648
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/42	1,500	1,529
	Westside Haines City Community Development District Special Assessment Revenue (Assessment Area Two Project)	6.000%	5/1/54	1,585	1,611
	Westview South Community Development District Special Assessment Revenue (Assessment Area One -2023 Project)	5.375%	5/1/43	1,470	1,494
	Westview South Community Development District Special Assessment Revenue (Assessment Area One -2023 Project)	5.600%	5/1/53	2,205	2,240
					854,479
Georgia (3.6%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/44	5,250	5,509
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/39	4,500	4,779
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	3,735	3,946
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.250%	7/1/41	7,000	7,582
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.250%	7/1/42	8,290	8,943
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/33	4,100	4,110
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/39	1,000	976
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.250%	7/1/49	5,300	5,630
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.250%	7/1/54	9,700	10,234
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Wealthstar Health System Inc. Project)	5.125%	4/1/53	12,500	13,029
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/34	810	833
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/36	1,775	1,817
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/37	1,945	1,988
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/38	985	1,004
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	200	209
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	445	465
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	490	512
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	245	256
	Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue (Polk Medical Center Project) RAN, Prere.	5.000%	7/1/26	5,270	5,413
	Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue (Polk Medical Center Project) RAN, Prere.	5.000%	7/1/26	5,000	5,149
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	400	406
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	400	405
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	400	404
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	3,250	3,311
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/52	15,875	14,573

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/52	17,975	16,790
	Columbia County GA Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.125%	4/1/53	6,000	6,254
	Columbia County GA Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.750%	4/1/53	6,020	6,625
	Crisp County Hospital Authority Health, Hospital, Nursing Home Revenue (Crisp Regional Hospital Project)	4.000%	7/1/51	2,385	2,195
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/37	1,140	1,137
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/38	1,350	1,330
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/39	1,030	1,056
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/34	4,730	4,685
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/34	7,395	7,352
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (WellStar Health System Inc. Project)	4.000%	4/1/50	5,000	4,651
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	4,050	4,070
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/47	5,000	4,833
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/51	3,540	2,938
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/54	3,000	2,835
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/56	9,070	7,309
	George L Smith II Congress Center Authority Industrial Revenue	4.000%	1/1/54	5,000	4,403
[1]	George L Smith II Congress Center Authority Industrial Revenue	5.000%	1/1/54	5,750	5,501
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/39	2,255	2,326
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/48	1,490	1,569
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	19,555	19,921
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	5,975	6,070
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/62	4,025	4,127
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/64	2,600	2,700
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.250%	7/1/64	5,300	5,562
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/64	6,710	7,129
	Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/52	8,805	9,453
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	1,650	1,602
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project)	4.375%	10/1/42	1,285	1,278
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/26	5,630	5,796
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/27	780	817
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/35	3,750	4,002
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	2,730	2,913
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/43	17,460	17,891
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	10,840	10,868
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	4,325	4,379
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	18,985	19,019
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	2,435	2,525
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	5,735	5,718
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/30	31,340	33,083
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	13,025	13,575
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/30	34,840	36,907
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/30	9,325	9,733
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/31	9,555	10,141
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/31	23,160	24,534
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/31	21,035	22,293
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/31	25,630	26,932
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/32	20,290	21,661
[8]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/32	1,000	1,068
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/32	19,380	20,471
[1]	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/33	20,000	22,377
	Rockdale County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/49	1,500	1,533
[1]	Rockdale County Development Authority Industrial Revenue (Pratt Paper LLC Project)	4.000%	1/1/38	17,610	17,054
	White County Development Authority College & University Revenue (Truett Mcconnell University Project)	5.125%	10/1/39	1,635	1,481
	White County Development Authority College & University Revenue (Truett Mcconnell University Project)	5.250%	10/1/49	4,940	4,204
					588,159
Guam (0.4%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.125%	10/1/34	390	412
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.250%	10/1/35	265	282
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.250%	10/1/36	685	728
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.375%	10/1/40	525	558
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.375%	10/1/43	1,250	1,311

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guam Department of Education COP	4.250%	2/1/30	1,690	1,666
	Guam Department of Education COP	5.000%	2/1/40	6,280	6,260
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	360	363
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	500	504
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	400	410
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	650	666
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/27	450	468
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/27	500	520
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	800	844
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	1,000	1,055
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	795	847
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/45	1,250	1,308
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/35	4,350	4,521
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/40	4,150	4,207
	Guam Income Tax Revenue	5.000%	12/1/33	2,635	2,688
	Guam Income Tax Revenue	5.000%	12/1/35	750	762
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/28	1,065	1,107
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/28	135	136
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/29	2,315	2,425
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/30	3,125	3,298
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/31	2,510	2,674
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	1,000	1,007
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	695	679
	Guam Miscellaneous Taxes Revenue	4.000%	11/15/39	2,205	2,070
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/39	1,780	1,789
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	2,260	2,138
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,000	1,080
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	1,215	1,327
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/35	500	541
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	1,200	1,227
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	195	212
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,380
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	220	238
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	5,125	5,211
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/41	2,485	2,609
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/41	850	901
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/44	1,125	1,175
	Port Authority of Guam Port, Airport & Marina Revenue	5.000%	7/1/35	720	736
					64,340
Hawaii (0.2%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/35	2,500	2,581
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/37	6,700	7,133
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/39	2,740	2,675
	Hawaii Department of Budget & Finance Electric Power & Light Revenue	3.200%	7/1/39	6,765	5,603
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/33	2,250	2,259
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/34	1,075	1,077
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/35	1,625	1,623
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/36	910	904
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/37	750	740
[8]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/37	3,955	4,499
					29,094
Idaho (0.2%)
[1]	Avimor Community Infrastructure District No. 1 Special Assessment Revenue	5.875%	9/1/53	1,493	1,540
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/38	1,335	1,309
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/40	1,445	1,397
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/46	2,150	1,999
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/51	3,100	2,789
[8]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Lukes's Health System Project)	5.250%	3/1/50	2,925	3,117
[8]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Lukes's Health System Project)	4.375%	3/1/53	1,400	1,347
[8]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Lukes's Health System Project)	5.250%	3/1/53	5,205	5,523
[1]	Spring Valley Community Infrastructure District No. 1 Special Assessment Revenue	3.750%	9/1/51	15,750	14,183
					33,204
Illinois (6.6%)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/33	250	259
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/38	1,000	1,055
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/41	1,500	1,562
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/42	1,230	1,318
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/43	1,265	1,350
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/45	1,925	1,977

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/48	25,275	27,110
[9]	Chicago Board of Education GO	0.000%	12/1/28	5,140	4,409
[9]	Chicago Board of Education GO	0.000%	12/1/30	1,585	1,250
[9]	Chicago Board of Education GO	0.000%	12/1/30	5,100	4,023
[9,11]	Chicago Board of Education GO	0.000%	12/1/30	5,000	3,944
	Chicago Board of Education GO	5.000%	12/1/30	2,055	2,110
	Chicago Board of Education GO	5.000%	12/1/30	2,495	2,562
[1]	Chicago Board of Education GO	6.750%	12/1/30	4,000	4,297
[9]	Chicago Board of Education GO	0.000%	12/1/31	15,000	11,296
[9]	Chicago Board of Education GO	0.000%	12/1/31	1,185	892
[9,11]	Chicago Board of Education GO	0.000%	12/1/31	2,435	1,871
[4]	Chicago Board of Education GO	5.000%	12/1/31	625	650
	Chicago Board of Education GO	5.000%	12/1/31	1,100	1,128
	Chicago Board of Education GO	5.000%	12/1/32	1,500	1,532
[4]	Chicago Board of Education GO	5.000%	12/1/33	1,000	1,036
[4]	Chicago Board of Education GO	5.000%	12/1/34	1,250	1,293
	Chicago Board of Education GO	5.000%	12/1/35	1,000	1,021
	Chicago Board of Education GO	5.000%	12/1/36	2,000	2,013
	Chicago Board of Education GO	5.000%	12/1/36	5,000	5,090
	Chicago Board of Education GO	5.000%	12/1/36	3,395	3,456
	Chicago Board of Education GO	4.000%	12/1/38	3,000	2,773
	Chicago Board of Education GO	5.000%	12/1/38	4,970	5,027
	Chicago Board of Education GO	4.000%	12/1/39	13,500	12,341
	Chicago Board of Education GO	4.000%	12/1/41	8,000	7,225
	Chicago Board of Education GO	5.000%	12/1/41	3,575	3,593
	Chicago Board of Education GO	4.000%	12/1/43	1,000	882
	Chicago Board of Education GO	7.000%	12/1/44	36,450	37,068
	Chicago Board of Education GO	6.500%	12/1/46	13,500	13,857
[1]	Chicago Board of Education GO	7.000%	12/1/46	3,185	3,364
	Chicago Board of Education GO	4.000%	12/1/47	13,750	11,616
	Chicago Board of Education GO	5.000%	12/1/47	1,000	978
	Chicago Board of Education GO	5.875%	12/1/47	10,000	10,697
	Chicago Board of Education GO	6.000%	12/1/49	27,500	29,606
	Chicago IL GO	0.000%	1/1/31	4,915	3,895
	Chicago IL GO	5.000%	1/1/33	3,920	4,088
	Chicago IL GO	5.000%	1/1/34	10,130	10,837
	Chicago IL GO	4.000%	1/1/38	12,994	12,282
[9]	Chicago IL GO	0.000%	1/1/39	5,250	2,792
	Chicago IL GO	5.000%	1/1/39	2,100	2,132
	Chicago IL GO	5.500%	1/1/39	2,580	2,734
	Chicago IL GO	4.000%	1/1/40	4,041	3,749
	Chicago IL GO	5.000%	1/1/40	2,000	2,026
	Chicago IL GO	5.500%	1/1/40	1,000	1,055
	Chicago IL GO	5.500%	1/1/41	1,000	1,039
	Chicago IL GO	5.500%	1/1/43	5,880	6,079
	Chicago IL GO	4.000%	1/1/44	5,644	5,055
	Chicago IL GO	5.000%	1/1/44	15,515	15,632
	Chicago IL GO	5.000%	1/1/45	20,330	20,404
	Chicago IL GO	4.000%	1/1/49	8,252	7,090
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/40	1,715	1,874
[4]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/58	1,000	1,061
[4]	Chicago IL Waterworks Water Revenue	5.250%	11/1/53	5,570	5,920
[4]	Chicago IL Waterworks Water Revenue	5.500%	11/1/62	16,930	18,242
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,490	2,611
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	5,890	6,279
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.500%	1/1/38	1,000	1,105
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	4,000	4,244
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.500%	1/1/39	1,820	1,997
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/40	5,000	5,274
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.500%	1/1/40	1,535	1,674
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	4,000	4,195
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	550	578
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	1,500	1,534
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	1,200	1,226
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	1,500	1,531
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/34	1,325	1,352
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,000	5,091
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	6,365	6,450
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	10,930	11,077
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	3,365	3,387

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,500	3,557
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	2,720	2,764
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	3,000	3,002
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	3,140	3,229
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	2,200	2,371
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/43	2,625	2,799
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/43	1,700	1,823
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/44	1,350	1,441
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/45	2,000	2,125
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	7/1/48	5,000	5,014
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.375%	1/1/53	4,845	4,596
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/53	2,150	2,193
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/55	10,000	10,520
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/59	9,000	9,592
[2]	Chicago Park District GO	5.000%	1/1/37	1,240	1,314
[2]	Chicago Park District GO	5.000%	1/1/40	1,880	1,967
	Chicago Park District GO	5.000%	1/1/42	1,210	1,274
	Chicago Park District GO	5.000%	1/1/44	1,210	1,265
	Chicago Park District GO	5.000%	1/1/45	2,360	2,454
	Chicago Park District GO	5.000%	1/1/45	1,600	1,679
	Chicago Park District GO	5.000%	1/1/46	1,100	1,151
	Chicago Park District GO	5.000%	1/1/47	1,750	1,825
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/49	8,500	7,805
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/49	15,000	15,795
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/55	3,500	3,124
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/55	5,500	5,577
	Cook County IL GO	5.000%	11/15/31	715	784
	Cook County IL Local or Guaranteed Housing Revenue	6.500%	1/1/45	1,000	1,030
[4]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/36	1,000	906
[1]	Evergreen Park IL Sales Tax Revenue	4.375%	12/1/36	6,170	5,667
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/34	2,275	2,294
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/44	1,000	934
	Illinois Development Finance Authority Resource Recovery Revenue PUT	4.250%	11/3/25	4,000	4,013
	Illinois Finance Authority College & University Revenue	4.000%	10/1/32	2,735	2,752
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	500	513
	Illinois Finance Authority College & University Revenue	4.000%	10/1/34	1,620	1,627
	Illinois Finance Authority College & University Revenue	5.000%	10/1/36	1,360	1,387
	Illinois Finance Authority College & University Revenue	5.000%	12/1/37	12,325	11,969
	Illinois Finance Authority College & University Revenue	5.000%	12/1/39	1,695	1,617
	Illinois Finance Authority College & University Revenue	5.000%	10/1/41	5,225	5,285
	Illinois Finance Authority College & University Revenue	5.000%	12/1/44	2,180	2,006
	Illinois Finance Authority College & University Revenue	5.250%	10/1/52	2,385	2,390
	Illinois Finance Authority College & University Revenue (University of Illinois at Urbana - Champaign Project)	5.000%	10/1/44	1,250	1,288
	Illinois Finance Authority College & University Revenue (University of Illinois at Urbana - Champaign Project)	5.000%	10/1/49	1,705	1,740
	Illinois Finance Authority College & University Revenue (University of Illinois at Urbana - Champaign Project)	5.000%	10/1/51	1,000	1,018
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/27	335	334
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,075	1,102
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,150	1,164
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	4,555	4,562
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,580	4,709
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	2,425	2,427
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,915	1,929
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	2,250	1,555
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,875	1,887
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	5,000	5,131
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	5,000	555
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/37	4,000	3,782
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,100	1,076
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	6,500	6,266
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	6,795	6,714
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/42	5,000	5,133
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/45	4,105	4,105
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	5/15/47	10,000	9,292
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	1,155	1,143
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/47	6,400	5,917
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/48	4,000	3,492
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	9,540	8,922
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	9,910	5,878
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/50	3,500	3,123
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	3,810	3,956

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/52	2,145	2,217
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	2,845	2,863
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	1,000	1,006
[1]	Illinois Finance Authority Industrial Revenue	5.000%	10/1/49	1,100	1,067
[1]	Illinois Finance Authority Revenue PUT	4.125%	12/31/34	5,000	4,928
[1]	Illinois Finance Authority Revenue PUT	4.125%	12/31/34	5,000	4,912
	Illinois Finance Authority Water Revenue PUT	3.875%	9/1/28	1,085	1,077
	Illinois GO	4.000%	6/1/33	1,575	1,577
	Illinois GO	4.000%	12/1/33	9,000	9,060
	Illinois GO	5.000%	3/1/34	1,000	1,083
	Illinois GO	4.000%	6/1/34	1,780	1,781
	Illinois GO	4.000%	10/1/34	1,000	1,010
	Illinois GO	5.000%	5/1/35	1,000	1,043
	Illinois GO	5.000%	7/1/35	13,130	14,369
	Illinois GO	4.125%	10/1/36	4,500	4,526
	Illinois GO	5.000%	5/1/37	2,835	3,077
	Illinois GO	4.000%	7/1/37	8,010	7,963
	Illinois GO	4.000%	10/1/37	1,000	992
	Illinois GO	5.250%	5/1/38	1,985	2,178
	Illinois GO	4.000%	10/1/38	5,000	4,916
	Illinois GO	4.000%	3/1/39	1,550	1,518
	Illinois GO	5.250%	5/1/39	4,990	5,447
	Illinois GO	5.500%	5/1/39	1,500	1,627
	Illinois GO	4.000%	10/1/39	2,475	2,409
	Illinois GO	5.250%	5/1/40	5,805	6,307
	Illinois GO	3.000%	12/1/40	2,500	2,122
	Illinois GO	5.250%	5/1/41	6,850	7,412
	Illinois GO	4.000%	10/1/41	2,000	1,910
	Illinois GO	5.500%	3/1/42	3,000	3,283
	Illinois GO	5.250%	5/1/42	6,565	7,077
	Illinois GO	5.250%	5/1/43	4,425	4,750
	Illinois GO	5.250%	5/1/43	4,300	4,688
	Illinois GO	5.125%	10/1/43	5,500	5,862
	Illinois GO	5.250%	5/1/45	5,060	5,464
	Illinois GO	5.750%	5/1/45	7,095	7,671
	Illinois GO	4.250%	10/1/45	4,250	4,052
	Illinois GO	5.250%	5/1/47	7,915	8,483
	Illinois GO	5.500%	5/1/47	10,415	11,239
	Illinois GO	5.000%	12/1/48	10,000	10,449
	Illinois GO	5.250%	5/1/49	3,500	3,731
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	2,000	2,164
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/43	4,075	4,460
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	5,000	5,193
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/45	6,480	7,049
[4]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/39	1,175	1,274
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	10,000	8,478
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	13,555	11,094
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	10,000	8,018
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	10,335	8,128
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	10,000	7,696
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/32	3,700	2,791
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	6,000	4,337
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	10,000	5,870
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	10,000	5,122
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	475	234
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	44,500	9,575
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/36	625	403
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/37	675	415
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/38	2,000	1,166
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/38	3,025	1,721
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/39	1,850	1,018
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/39	3,760	2,023
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/40	1,750	909
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/40	3,100	1,576
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/41	2,900	1,418
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/41	2,050	981
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/42	5,000	5,225
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/44	12,000	5,021
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/47	16,275	14,641
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	6/15/52	31,725	27,632

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/40	3,935	3,835
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue (MCCormick Place Expansion Project)	5.000%	6/15/50	14,885	15,219
[2]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/51	11,800	3,299
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/33	4,000	4,011
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/35	5,000	4,946
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	22,925	23,292
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/42	5,000	4,647
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	1,000	1,065
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/38	1,445	1,530
[4]	Sangamon County School District No. 186 Springfield GO	5.500%	6/1/58	5,350	5,668
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/40	2,600	2,836
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	13,330	10,680
					1,072,558
Indiana (0.5%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.500%	1/15/43	1,625	1,802
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.950%	4/1/26	4,525	4,382
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	9/15/44	2,500	2,605
[1]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/54	11,870	12,428
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.750%	3/1/54	5,000	5,297
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/25	7,205	7,217
[1]	Indiana Finance Authority Industrial Revenue	7.000%	3/1/39	8,500	1,366
	Indiana Finance Authority Industrial Revenue (United States Steel Corp. Project)	4.125%	12/1/26	1,190	1,189
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.125%	6/1/58	1,060	1,075
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.375%	6/1/64	3,940	4,034
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/42	500	541
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/44	600	643
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/45	625	667
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/31	1,175	1,240
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.500%	1/1/53	5,000	5,388
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	6.000%	3/1/53	3,500	3,731
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/31	3,500	3,747
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/33	6,395	6,910
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/35	1,100	1,172
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.250%	1/1/36	1,450	1,578
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.250%	1/1/37	1,380	1,497
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/54	4,750	4,959
[1]	Valparaiso IN Industrial Revenue (Pratt Paper(IN) LLC Project)	4.500%	1/1/34	3,150	3,204
[1]	Valparaiso IN Industrial Revenue (Pratt Paper(IN) LLC Project)	4.875%	1/1/44	3,750	3,825
[1]	Valparaiso IN Industrial Revenue (Pratt Paper(IN) LLC Project)	5.000%	1/1/54	7,000	7,087
					87,584
Iowa (0.3%)
	Crawford County Memorial Hospital Inc. Health, Hospital, Nursing Home Revenue (Crawford County Memorial Hospital Project) BAN	5.000%	6/15/27	1,000	1,013
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	500	439
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/48	4,620	4,620
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	1,125	933
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/55	1,790	1,467
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	5/15/59	3,675	3,668
[1]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue (Tamid Waterloo Project)	8.250%	1/1/52	5,000	4,398
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Co. Project) PUT, Prere.	4.000%	12/1/32	6,250	6,709
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/40	2,500	2,594
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/45	3,380	3,092
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	5,700	5,026
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	6,200	5,582
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	0.000%	6/1/65	10,000	1,636
					41,177
Kansas (0.2%)
[1,9]	Coffeyville KS Electric System Electric Power & Light Revenue	5.000%	6/1/38	6,000	6,023
[1,9]	Coffeyville KS Electric System Electric Power & Light Revenue	5.000%	6/1/42	3,500	3,514
[4]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/47	1,505	1,572
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,500	1,448
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	2,000	1,721
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	1,205	1,016
[1]	Overland Park KS Sales Tax Revenue (Bluhawk Star Bond Project)	6.000%	11/15/34	1,365	1,405
[4]	Sedgwick County Unified School District No. 262 Valley Center GO	5.000%	9/1/41	1,135	1,199
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	13,415	13,753

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.500%	6/1/40	1,570	1,538
					33,189
Kentucky (1.6%)
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/29	1,010	1,023
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.750%	9/1/26	12,250	11,626
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	3.700%	1/1/32	10,500	10,359
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.450%	1/1/42	7,475	7,389
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.450%	1/1/42	8,500	8,402
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.700%	1/1/52	12,000	11,754
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.700%	1/1/52	5,000	4,897
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	5,000	5,085
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/31	1,695	1,769
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/32	1,800	1,872
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	1,160	1,204
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	2,565	2,570
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	18,975	19,003
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	14,810	14,832
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	17,165	17,208
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/30	33,115	34,707
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/30	9,390	9,373
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/32	5,805	6,244
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/32	29,390	31,269
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.400%	7/1/33	3,065	3,577
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.600%	7/1/39	3,000	3,467
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/40	1,020	1,122
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.500%	11/1/41	1,150	1,302
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/40	1,290	1,432
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/41	1,775	1,760
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/42	1,195	1,310
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/43	1,345	1,305
	Louisville Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	3,935	3,938
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	1,475	1,589
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/41	1,715	1,831
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,000	1,061
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	5/15/52	11,265	11,489
	Owen County KY Water Revenue (Kentucky-American Water Co. Project) PUT	3.875%	9/1/28	1,000	996
	Warren County KY Health, Hospital, Nursing Home Revenue	5.250%	4/1/54	15,605	16,589
					253,354
Louisiana (1.1%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	2,800	2,735
[1]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue (Kenner Discovery Health Sciences Academy Project)	5.500%	6/15/38	1,000	1,011
[1]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue (Kenner Discovery Health Sciences Academy Project)	5.625%	6/15/48	4,490	4,505
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corp. Project)	3.500%	11/1/32	4,525	4,351
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/37	385	422
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/38	250	273
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/39	275	299
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,815	1,916
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,265	2,385
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	10,310	10,634
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,000	5,110
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	105	106
	Louisiana Public Facilities Authority Highway Revenue	5.500%	9/1/59	34,000	35,971
	Louisiana Public Facilities Authority Highway Revenue	5.750%	9/1/64	28,500	30,832
[4]	Louisiana Public Facilities Authority Lease Revenue, Prere.	5.000%	6/1/25	3,500	3,524
[1]	Louisiana Public Facilities Authority Revenue (Impala Warehousing LLC Project)	6.500%	7/1/36	20,825	20,835
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/28	750	768
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/30	860	879
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/31	595	608
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/32	500	511
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/33	750	765
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/34	500	509
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.250%	1/1/40	6,000	6,471
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.250%	1/1/41	8,500	9,117
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/43	2,250	2,267
[4]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/43	10,140	10,299
[7]	Shreveport LA GO	5.000%	3/1/49	1,000	1,037

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Shreveport LA GO	5.000%	3/1/54	1,495	1,544
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/30	1,000	1,048
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	2,140	2,114
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	4.050%	7/1/26	3,970	4,013
	St. John Parish the Baptist LA Industrial Revenue PUT	3.300%	7/3/28	9,605	9,613
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/42	1,065	988
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/35	500	496
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/36	1,045	1,031
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/38	775	749
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/41	630	587
					180,323
Maine (0.3%)
[1,3]	Finance Authority of Maine Industrial Revenue	8.000%	12/1/51	13,000	4,222
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/31	775	783
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/32	545	549
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/34	750	753
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/35	900	928
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/46	2,000	1,899
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/51	4,820	4,414
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	4,680	4,743
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	4,500	4,251
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	3,000	3,022
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	7,490	6,811
	University of Maine System College & University Revenue	5.500%	3/1/52	4,475	4,758
	University of Maine System College & University Revenue	5.500%	3/1/57	5,850	6,212
	University of Maine System College & University Revenue	5.500%	3/1/62	7,635	8,084
					51,429
Maryland (1.4%)
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	5.000%	6/1/36	1,250	1,255
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.500%	6/1/39	650	573
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.700%	6/1/39	200	174
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.625%	6/1/46	1,750	1,440
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.875%	6/1/46	750	634
[12]	Freddie Mac Pool	3.650%	12/1/37	3,518	3,252
[12]	Freddie Mac Pool	3.600%	1/1/41	7,442	6,658
[1]	Frederick County MD College & University Revenue	5.000%	9/1/45	2,100	1,971
[1]	Frederick County MD Tax Increment/Allocation Revenue	4.625%	7/1/43	5,000	4,863
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	885	886
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,730	1,714
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,715	1,699
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/44	1,250	1,162
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/46	7,205	6,601
[1]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.000%	2/15/28	400	401
[1]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.125%	2/15/34	1,000	973
[1]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.375%	2/15/39	1,000	963
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/34	5,000	4,618
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	3,615	3,628
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	1,210	1,185
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	3,015	2,952
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	2,580	2,657
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.750%	9/1/54	2,355	2,504
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/34	1,000	1,065
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/35	1,000	1,062
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/36	1,000	1,058
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/37	1,350	1,336
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/38	1,300	1,275
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/39	1,800	1,758
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/40	1,500	1,450
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/41	1,600	1,534
[7]	Maryland Department of Transportation Port, Airport & Marina Revenue	5.250%	8/1/41	1,775	1,929
[7]	Maryland Department of Transportation Port, Airport & Marina Revenue	5.250%	8/1/42	1,850	2,001
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/51	8,000	7,198
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/25	200	201
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/26	175	178

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/27	145	149
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/28	175	179
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/29	190	194
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/30	325	332
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/31	375	383
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/32	325	331
	Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/39	1,100	1,043
	Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/44	2,695	2,420
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/40	6,005	5,544
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/50	7,620	6,430
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/37	2,600	2,694
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/37	2,700	2,790
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/38	3,000	3,094
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/38	2,350	2,418
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/39	4,125	4,226
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/42	3,120	3,155
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/42	7,415	7,498
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	4.000%	6/1/42	2,500	2,260
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.500%	6/1/47	2,250	2,339
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/51	1,000	869
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/55	1,250	1,081
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,100	1,114
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	545	567
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/36	5,030	5,139
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,250	1,262
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	250	240
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	8,585	7,927
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	2,710	2,765
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	1,500	1,334
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/53	3,360	3,484
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	2,035	2,053
[1,10]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	2.790%	7/1/41	15,335	15,335
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/52	6,115	6,402
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/54	15,000	15,795
	Maryland State Transportation Authority Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	6/1/34	6,760	6,754
[13]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	2.950%	7/1/55	2,000	1,414
	Prince George's County MD COP	5.000%	10/1/48	10,000	10,298
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/37	9,000	8,993
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/47	6,030	5,579
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/42	1,500	1,475
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/47	5,120	4,888
					227,055
Massachusetts (1.7%)
	Ashland MA GO	3.000%	8/1/47	4,000	3,221
	Ashland MA GO	3.000%	8/1/52	3,500	2,677
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	1,620	1,605
	Commonwealth of Massachusetts GO	3.000%	2/1/38	10,000	9,011
	Commonwealth of Massachusetts GO	2.000%	4/1/50	7,500	4,532
	Commonwealth of Massachusetts GO	5.000%	11/1/52	10,000	10,498
	Commonwealth of Massachusetts GO	5.000%	8/1/54	20,000	21,203
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/49	1,925	1,997
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/52	5,000	5,267
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/54	5,000	5,312
	Lowell MA GO	2.000%	9/1/40	1,460	1,071
	Lowell MA GO	2.000%	9/1/41	1,440	1,025
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	7,625	7,959
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	6,060	6,267
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,250	1,978
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/39	580	583
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/41	1,750	1,391
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/43	2,500	2,480
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	2,450	2,334
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	3,000	3,055
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	2,000	1,927
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/49	1,000	1,026
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	3,830	2,762

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/50	1,750	1,335
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/50	1,500	1,142
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/52	2,500	2,477
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	1,750	1,214
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	5,000	5,113
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	950	947
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	992
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,050	1,035
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,100	1,078
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,150	1,120
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,200	1,161
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,830	1,862
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,000	5,076
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	5,000	5,070
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,175	1,104
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	975	917
[8]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,340	2,627
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,750	2,782
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.625%	7/15/36	215	215
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,825	1,683
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	500	506
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,000	3,877
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,295	2,071
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	7/15/43	6,280	6,282
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	1,085	994
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	8,635	7,528
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/45	3,000	2,368
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	520	473
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	4,000	3,497
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/47	1,500	1,497
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/52	3,195	2,970
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/52	4,355	4,524
[8]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.500%	7/1/54	4,305	4,218
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	13,530	13,281
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/15/30	1,000	1,104
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/15/30	500	552
[1]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/54	920	923
[1]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/60	785	783
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/28	1,000	1,010
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/31	1,070	1,078
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/43	8,170	7,903
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/48	6,000	5,784
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/54	3,000	2,829
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/34	565	564
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/39	1,255	1,186
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/48	1,020	883
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	2,500	2,600
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	1,250	1,300
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	3,675	3,823
	Massachusetts Educational Financing Authority Student Loan Revenue	2.625%	7/1/36	240	239
	Massachusetts Educational Financing Authority Student Loan Revenue	2.000%	7/1/37	2,800	2,430
	Massachusetts Educational Financing Authority Student Loan Revenue	3.625%	7/1/38	7,590	7,264
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/36	965	840
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/51	1,625	1,583
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,470	1,571
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	4,000	4,058
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/36	1,125	1,170
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/37	1,215	1,260
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/39	1,340	1,381
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	15,000	15,549
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/54	5,000	4,781
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	7,000	7,291
	Waltham MA GO	3.000%	8/15/42	1,165	1,003

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Waltham MA GO	3.000%	8/15/43	1,195	1,014
	Waltham MA GO	3.000%	8/15/44	1,235	1,034
	Waltham MA GO	3.000%	8/15/45	1,260	1,041
					278,048
Michigan (1.5%)
	Detroit MI GO	6.000%	5/1/43	1,000	1,115
	Detroit MI GO	5.500%	4/1/45	250	262
	Detroit MI GO	5.500%	4/1/50	250	260
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/40	1,125	1,188
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/41	1,150	1,209
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/46	2,250	2,336
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/51	3,625	3,724
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/48	1,500	1,628
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,000	1,054
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,750	1,824
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,000	1,046
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,750	1,807
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/53	1,050	1,135
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	3,030	3,044
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,330	3,341
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	4,830	4,773
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	20	20
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	20	20
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	30	30
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	30	30
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	920	896
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/27	875	898
	Michigan Finance Authority College & University Revenue	4.000%	2/1/42	745	635
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	4.000%	5/1/31	1,250	1,108
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	5.000%	5/1/36	1,690	1,505
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	5.000%	5/1/46	2,000	1,601
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/43	6,390	6,472
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	2,340	2,349
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	2,200	2,208
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	2,515	2,524
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,349
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/44	9,950	9,426
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	2/28/49	2,375	2,566
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/50	8,210	7,446
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	3,000	2,693
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/51	3,000	2,731
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/43	11,005	11,284
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	2,000	1,981
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/40	20,345	20,966
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	5,500	4,800
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/57	10,445	11,096
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/48	505	506
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/54	7,755	8,288
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/54	10,815	11,714
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	6/1/55	5,990	6,613
[4]	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	4.250%	12/31/38	10,000	9,771
	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	5.000%	12/31/43	13,565	13,723
	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	5.000%	6/30/48	4,750	4,779
	Michigan Strategic Fund Electric Power & Light Revenue (DTE Electric Co. Exempt Facilities Project) PUT	3.875%	6/3/30	15,115	15,226
	Michigan Strategic Fund Resource Recovery Revenue (Waste Management Inc. Project)	4.125%	8/1/27	6,000	6,013
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.250%	11/15/49	1,600	1,745
	Novi Community School District GO	5.000%	5/1/38	1,905	2,037
	Oakland University College & University Revenue	5.000%	3/1/41	5,000	5,062
	Summit Academy North Charter School Aid Revenue	2.250%	11/1/26	555	532
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/31	1,565	1,490
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/41	3,000	2,606
[14]	Trenton Public Schools School District GO	5.000%	5/1/42	5,000	5,159
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	1,980	2,045
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	1,800	1,858
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	2,455	2,531
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,160	2,224
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/38	4,000	4,018
					235,320

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Minnesota (0.7%)
	Anoka MN Health, Hospital, Nursing Home Revenue	5.375%	11/1/34	1,135	1,135
	Anoka MN Health, Hospital, Nursing Home Revenue (The Homestead at Anoka Inc. Project)	5.500%	11/1/46	2,980	2,937
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/37	425	434
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/38	450	456
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/39	300	302
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,305	1,103
	Independence MN Charter School Aid Revenue (Global Academy Project)	4.000%	7/1/51	1,400	1,157
	Independence MN Charter School Aid Revenue (Global Academy Project)	4.000%	7/1/56	1,080	872
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,000	1,025
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	1,000	1,023
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	850	869
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	500	510
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	500	509
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	250	255
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/35	230	234
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/36	250	254
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	300	305
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/40	13,050	13,746
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/41	9,250	9,716
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.250%	1/1/47	4,150	4,323
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/36	1,175	1,179
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/38	850	851
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/40	625	623
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/47	4,600	4,782
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/52	8,500	8,769
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/29	1,000	1,066
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	995	998
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	716	711
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/52	1,205	775
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/52	905	896
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/53	2,110	2,247
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/53	960	1,034
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/54	1,675	1,825
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/55	3,715	4,163
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/55	6,000	6,755
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	11,565	11,710
	Osseo Independent School District No. 279 GO	4.000%	2/1/40	6,050	6,094
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/48	7,500	7,632
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/54	6,410	6,628
[1]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/38	700	684
[1]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/48	2,285	2,130
[1]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/53	1,615	1,484
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	2,010	1,791
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/25	200	199
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/26	250	246
					116,437
Mississippi (0.2%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,165	4,207
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,450	2,474
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,018
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/40	1,000	1,090
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/41	900	973
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/42	1,000	1,075
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/43	1,075	1,148
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/44	1,345	1,431
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/45	1,250	1,322
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.500%	7/1/50	2,750	2,956
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.500%	7/1/55	7,525	8,044
[1]	Mississippi Development Bank Special Obligation Revenue	4.000%	10/1/41	4,500	3,674
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	1,000	1,038
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,000	1,034
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/35	2,000	2,104
					34,588

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Missouri (1.3%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,290	2,223
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	110	114
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/36	2,690	2,756
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,820	1,817
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	3/1/41	1,150	1,134
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	3,160	3,103
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/46	1,500	1,155
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/28	1,000	1,002
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/34	2,155	2,155
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/35	1,485	1,484
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/36	3,000	2,998
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/37	4,155	4,126
	Kansas City IDA Intergovernmental Agreement Revenue	5.000%	3/1/46	2,985	3,018
[4]	Kansas City IDA Intergovernmental Agreement Revenue	5.000%	3/1/49	5,865	5,942
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/50	1,935	1,752
[4]	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/57	6,900	6,197
[4]	Kansas City IDA Intergovernmental Agreement Revenue	5.000%	3/1/57	5,000	5,062
	Kansas City IDA Local or Guaranteed Housing Revenue	4.390%	9/1/42	2,494	2,477
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/44	4,660	4,866
	Lees Summit IDA Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	780	781
	Lees Summit IDA Health, Hospital, Nursing Home Revenue	4.325%	8/15/47	1,390	1,393
	Lees Summit IDA Health, Hospital, Nursing Home Revenue	4.825%	8/15/47	1,380	1,383
[1]	Lees Summit MO Special Obligation Revenue (Summit Fair Project)	4.000%	11/1/27	590	579
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	1,835	1,863
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	2,290	2,322
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.500%	1/1/39	7,205	7,099
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	2/15/46	2,250	1,580
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/48	6,035	6,596
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/51	1,065	914
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/52	12,500	11,470
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/52	4,840	5,064
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/53	35,000	31,531
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	12,560	11,371
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/35	1,065	1,072
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/50	1,950	1,937
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/43	1,030	1,097
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/32	9,015	9,064
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/33	17,460	17,518
	Poplar Bluff Regional Transportation Development District Sales Tax Appropriations Revenue	3.375%	12/1/31	1,810	1,734
	Poplar Bluff Regional Transportation Development District Sales Tax Appropriations Revenue	4.000%	12/1/37	2,700	2,591
[1]	Shrewsbury MO Tax Increment/Allocation Revenue (Kenrick Plaza Redevelopment Project)	4.000%	5/1/36	3,710	3,594
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,000	1,987
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.125%	12/1/45	4,250	3,995
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	3,000	2,905
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.125%	9/1/48	1,000	985
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.125%	9/1/49	1,000	981
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.250%	9/1/53	3,000	2,962
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	4.000%	11/15/36	1,400	1,253
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/41	1,000	979
[1,3]	St. Louis County IDA Health, Hospital, Nursing Home Revenue (St. Andrews at Francis Place Project)	5.250%	5/15/39	5,100	2,040
[1,3]	St. Louis County IDA Health, Hospital, Nursing Home Revenue (St. Andrews at Francis Place Project)	5.250%	5/15/53	3,400	1,360
	St. Louis County IDA Local or Guaranteed Housing Revenue	4.910%	1/1/42	1,250	1,292
	St. Louis Missouri IDA Lease (Appropriation) Revenue (Ballpark Village Development Project)	3.875%	11/15/29	990	930
	St. Louis Missouri IDA Tax Increment/Allocation Revenue (St. Louis Innovation District Project)	4.375%	5/15/36	2,485	2,405
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,570	1,612
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,000	1,026
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,023
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	1,022
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/37	1,000	1,021
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/54	2,390	2,495
[1,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/27	1,155	1,056
[1,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/28	1,405	1,237
[1,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	1,155	977
[1,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/30	1,400	1,138
[1,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/27	1,000	915
[1,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/28	1,215	1,069
[1,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/29	1,000	846

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/30	1,215	987
					216,432
Montana (0.1%)
	Forsyth MT Electric Power & Light Revenue (Avista Corp. Colstrip Project)	3.875%	10/1/32	4,200	4,200
[13]	Montana Board of Housing Local or Guaranteed Housing Revenue (South Forty Apartments Project) PUT	5.000%	5/1/25	2,444	2,454
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	646
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,450	1,458
	Montana State Board of Regents College & University Revenue	3.000%	11/15/34	1,000	934
					9,692
Multiple States (0.5%)
[1,12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	4,620	4,071
[10,12]	Freddie Mac Multifamily Certificates	4.299%	5/25/41	9,964	9,583
[1,12]	Freddie Mac Multifamily Certificates	4.700%	4/25/42	6,495	6,479
[10,12]	Freddie Mac Multifamily Certificates	3.084%	4/25/43	7,922	6,574
[1,12]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/35	9,462	8,224
[12]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	7,269	6,816
[12]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	4.033%	12/25/36	9,833	9,536
[12]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/37	4,916	3,965
[12]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	4.551%	8/25/40	6,951	6,855
[12]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	4.684%	10/25/40	9,957	9,905
	National Finance Authority Affordable Housing Certificates	4.150%	10/20/40	7,395	7,233
					79,241
Nebraska (0.7%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/32	5,000	5,345
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/37	475	512
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/29	38,210	40,011
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/29	9,685	10,096
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	22,060	22,110
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/49	9,700	9,251
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/52	5,000	5,347
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	10,500	10,129
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/59	9,960	9,392
					112,193
Nevada (0.2%)
	Clark County NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	885	884
	Clark County NV GO	5.000%	5/1/48	5,000	5,135
[2]	Clark County School District GO	3.000%	6/15/41	3,470	2,961
	Henderson Local Improvement Districts Special Assessment Revenue	4.000%	9/1/51	495	417
	Las Vegas NV Special Improvement District No. 611 Special Assessment Revenue	4.000%	6/1/40	680	610
	Las Vegas NV Special Improvement District No. 611 Special Assessment Revenue	4.125%	6/1/50	2,220	1,907
	Las Vegas NV Special Improvement District No. 613 Special Assessment Revenue	5.250%	12/1/47	550	551
	Las Vegas NV Special Improvement District No. 613 Special Assessment Revenue	5.500%	12/1/53	600	609
	Las Vegas NV Special Improvement District No. 815 Special Assessment Revenue	5.000%	12/1/49	960	925
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	3.000%	6/1/41	645	499
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	3.125%	6/1/51	1,410	989
	Las Vegas NV Special Improvement District No. 817 Special Assessment Revenue	6.000%	6/1/48	315	328
	Las Vegas NV Special Improvement District No. 817 Special Assessment Revenue	6.000%	6/1/53	1,000	1,032
	North Las Vegas NV Special Assessment Revenue	4.250%	6/1/34	540	527
	North Las Vegas NV Special Assessment Revenue	4.500%	6/1/39	725	700
	North Las Vegas NV Special Assessment Revenue	4.625%	6/1/43	735	705
[1]	North Las Vegas NV Special Assessment Revenue	5.750%	6/1/47	1,575	1,584
	North Las Vegas NV Special Assessment Revenue	4.625%	6/1/49	1,160	1,081
[1]	North Las Vegas NV Special Assessment Revenue	6.000%	6/1/52	1,765	1,794
[1]	Reno NV Sales Tax Revenue TRAN	0.000%	7/1/58	17,500	2,561
	Tahoe-Douglas Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/51	3,250	3,253
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	4.125%	10/1/29	3,000	3,012
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	4.125%	10/1/29	5,000	5,021
					37,085
New Hampshire (0.9%)
	New Hampshire Business Finance Authority	4.125%	1/20/34	14,024	13,975
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/37	1,700	1,856
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	2,500	2,673
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	2,250	2,406
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/33	5,450	5,560
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,300	1,312
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	6.250%	12/15/38	3,580	3,704
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	670	556
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/51	7,000	6,541

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.250%	7/1/54	6,500	6,644
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (The Vista Project)	5.625%	7/1/46	1,000	999
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (The Vista Project)	5.750%	7/1/54	2,000	1,987
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue	5.375%	12/15/35	8,266	8,293
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Easton Park Project)	5.625%	2/1/30	16,430	16,421
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Tamarron Project)	5.250%	12/1/35	7,903	7,864
	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Highlands Project)	5.125%	12/15/30	2,750	2,731
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Valencia Project)	5.300%	12/1/32	3,395	3,405
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.875%	1/20/38	8,848	8,423
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.625%	8/20/39	11,952	11,211
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.250%	7/20/41	5,351	5,227
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.035%	10/20/41	7,379	6,994
[1]	New Hampshire Business Finance Authority Miscellaneous Revenue (Silverado Project)	5.000%	12/1/28	4,140	4,140
	New Hampshire Business Finance Authority Resource Recovery Revenue (The United Illuminating Co. Project)	4.500%	10/1/33	4,470	4,578
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	500	496
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	1,415	1,178
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	1,460	1,183
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,125	892
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/42	1,050	813
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/43	12,000	11,237
					143,299
New Jersey (3.0%)
	Atlantic City NJ GO	5.000%	12/1/25	1,135	1,132
	Atlantic City NJ GO	5.000%	12/1/26	365	363
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	2,000	2,030
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	275	277
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/43	5,385	5,559
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	1,275	1,304
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/37	4,290	4,564
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/38	5,185	5,498
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/44	1,000	1,037
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	2,365	2,386
[1]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/39	2,120	2,130
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/36	3,800	3,816
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.125%	1/1/39	2,000	1,957
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/44	2,000	1,945
	New Jersey Economic Development Authority Industrial Revenue	5.375%	1/1/43	4,925	4,928
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/38	1,000	1,140
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	1,870	1,896
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	8,955	9,245
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	500	504
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/35	1,000	994
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,150	1,114
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	500	500
[1,3]	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/40	3,000	1,977
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/41	2,870	2,535
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	3,500	3,391
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	7,000	6,506
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/50	1,175	1,130
	New Jersey Economic Development Authority Port, Airport & Marina Revenue	5.000%	10/1/37	3,000	3,064
	New Jersey Economic Development Authority Water Revenue (Middlesex Water Co. Project)	4.000%	8/1/59	4,200	3,691
	New Jersey Economic Development Authority Water Revenue (Middlesex Water Co. Project)	5.000%	8/1/59	3,750	3,778
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	3,000	3,064
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	3,000	3,062
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	2,080	2,176
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/46	4,100	3,543
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,049
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	3,000	3,137
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,000	3,126
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,000	3,113
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	16,240	14,321
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/28	880	876
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/30	6,060	5,780

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/31	6,685	6,391
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/33	7,580	7,246
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.500%	12/1/40	3,830	3,429
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.300%	11/1/26	11,200	11,231
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	4,125	4,085
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	3,545	3,657
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	7,025	6,401
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	7,000	5,483
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,385	2,456
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	8,000	8,509
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	5,700	3,390
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	4,595	4,646
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	6,165	6,205
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	1,250	717
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	8,285	8,293
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	950	1,004
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	5,285	5,251
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	2,095	1,066
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	4,000	3,929
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/44	4,000	3,984
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/32	1,500	1,663
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/36	3,790	3,831
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/42	2,660	2,891
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/43	2,090	2,258
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/43	5,500	5,731
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	16,125	15,605
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	8,210	8,765
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	1,625	1,669
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	21,120	20,186
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/50	6,685	7,191
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program), Prere.	5.000%	12/15/28	875	942
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/30	4,110	4,396
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	3,790	3,819
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	500	542
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,000	3,011
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	1,500	1,508
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	2,000	1,987
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	6,000	5,824
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	7,500	7,818
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	4,315	4,489
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue, Prere.	5.000%	12/15/28	740	797
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue, Prere.	5.000%	12/15/30	1,185	1,330
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/40	21,000	20,864
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/40	7,250	7,395
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/40	4,000	4,445
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/42	20,465	22,407
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/50	1,035	1,000
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/55	1,780	1,700
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/55	13,290	14,285
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	1,250	859
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	5,000	2,830
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	14,875	7,982
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/37	1,590	958
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/38	2,300	1,319
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/44	8,500	9,224
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/52	10,000	10,842
[4]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/62	3,190	3,618
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/34	1,150	1,191
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/35	1,250	1,292
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/37	1,370	1,410
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	11,550	11,996
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	8,485	7,982
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	1,300	1,377
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	8,660	8,739
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	7,470	7,492
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/46	8,340	8,492
					486,963

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Mexico (0.3%)
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/29	1,000	1,015
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	47,720	47,876
					48,891
New York (10.9%)
	Albany Capital Resource Corp. Charter School Aid Revenue (KIPP Capital Region Public Charter School Project)	5.000%	6/1/64	1,500	1,499
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	4,000	4,104
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	3,810	3,906
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/42	4,650	4,705
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	1,000	716
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/37	1,000	907
[1]	Build NYC Resource Corp. Charter School Aid Revenue (East Harlem Scholars Academy Charter School Project)	5.750%	6/1/62	2,250	2,348
[1]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/41	525	469
[1]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/56	2,490	2,008
[1]	Build NYC Resource Corp. Charter School Aid Revenue (Unity Preparatory Charter school of Brooklyn Project)	5.250%	6/15/43	525	537
[1]	Build NYC Resource Corp. Charter School Aid Revenue (Unity Preparatory Charter school of Brooklyn Project)	5.500%	6/15/63	2,750	2,803
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/28	4,035	4,062
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/31	4,425	4,447
[1]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	5.000%	6/15/51	7,000	6,681
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/40	1,380	1,420
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	7,070	7,172
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/51	15,600	15,683
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	4,875	4,412
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/40	3,035	2,615
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/40	11,965	10,309
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/42	2,640	2,729
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/42	5,000	5,151
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/42	3,000	3,185
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/44	10,000	10,321
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/40	6,000	5,200
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	4,000	3,055
	Empire State Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	2,000	1,308
[12]	Freddie Mac Pool	4.400%	10/1/40	8,900	8,990
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/1/52	6,125	6,329
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/33	955	974
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/35	850	864
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/36	670	680
	Ithaca NY BAN GO	4.000%	2/14/25	4,015	4,016
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	1,590	1,540
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/50	7,500	7,999
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/51	2,735	2,566
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/51	2,000	2,132
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/52	7,740	8,245
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	2,900	2,932
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,415	1,430
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	14,360	15,079
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,880	3,024
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	2,140	2,155
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	11,185	10,965
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	13,915	13,641
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	6,000	5,791
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	16,230	15,742
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	7,365	7,070
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	5,495	5,275
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	8,500	8,871
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	4,000	3,798
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	16,000	15,107
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	3,760	3,517
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/47	10,000	10,490
	Metropolitan Transportation Authority Transit Revenue	5.500%	11/15/47	5,615	6,161
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	3,500	3,246
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	10,500	9,635
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	10,965	10,384
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	1,095	999
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/49	11,005	11,785

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	6,500	5,966
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	5,000	4,589
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	805	824
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	6,430	5,865
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	2,290	2,383
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Highland Hospital of Rochester Project)	3.000%	7/1/50	5,000	3,786
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/38	1,740	1,682
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/39	3,010	2,888
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/46	11,165	10,083
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	5.000%	12/1/31	1,150	1,175
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,500	1,502
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	12/15/31	210	214
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.375%	12/15/31	400	407
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	6,500	5,910
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	5,000	5,012
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/28	1,000	1,011
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/37	625	561
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/46	5,000	3,835
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	3,000	2,345
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	2,500	2,220
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	8,250	6,203
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	9,020	6,719
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/42	10,000	8,692
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	5,000	5,184
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	3,500	3,042
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	3,075	2,353
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	3,450	2,640
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	2,370	2,465
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	3,575	3,730
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	6,090	6,541
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	10,000	10,521
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	5,000	4,444
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	10,488
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	2,115	2,212
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	4,935	5,155
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	7,740	8,045
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/41	9,525	7,930
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,545	3,695
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/46	2,850	3,031
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/47	5,815	6,165
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/48	1,685	1,286
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/48	1,250	951
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	7,750	5,771
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/51	5,000	5,225
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/47	5,000	5,549
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	2/1/53	7,775	8,360
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	3,500	1,723
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/41	5,000	2,323
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/45	5,000	1,777
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/49	3,740	1,107
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	4,265	3,522
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/50	3,925	3,077
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/52	5,730	4,461
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/52	1,665	1,359
[1]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/34	6,705	6,711
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	5,135	6,038
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69	6,855	6,400
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69	9,880	9,178
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/69	27,520	25,329
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,480	1,208
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	8,970	6,702
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	7,500	5,774
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	32,820	24,043
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	9,855	7,291
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	9,500	7,107

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	6,925	7,954
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.350%	4/1/33	710	715
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.350%	10/1/33	1,460	1,463
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.400%	4/1/34	755	768
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.400%	10/1/34	1,555	1,577
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	4/1/35	810	823
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	10/1/35	830	842
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	4/1/36	475	472
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	10/1/36	585	580
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/48	4,525	4,671
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/50	2,260	2,201
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/52	1,055	1,046
	New York NY GO	4.000%	3/1/40	7,000	7,078
	New York NY GO	5.000%	4/1/43	6,720	6,943
	New York NY GO	5.000%	9/1/47	6,465	6,901
	New York NY GO	5.000%	9/1/48	5,530	5,886
	New York NY GO	5.000%	4/1/50	10,000	10,585
	New York NY GO	4.000%	9/1/52	5,000	4,722
	New York NY GO	5.250%	4/1/54	7,560	8,132
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	5,000	4,721
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/33	1,465	1,598
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/34	1,000	1,096
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/35	1,000	1,093
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	200	179
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	200	167
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	3,500	4,043
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	3,000	3,459
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	1,000	1,149
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/49	2,135	2,289
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/50	2,365	2,717
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	6,725	6,066
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/54	3,915	4,099
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/56	2,250	2,400
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,540	4,707
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	3,395	3,492
[8]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/34	1,000	1,136
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,900	1,951
[8]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/35	1,530	1,731
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/41	1,300	1,396
[8]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/42	1,135	1,239
[8]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/43	1,260	1,365
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	2,000	1,895
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/47	1,000	1,069
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/49	14,450	14,994
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	15,000	15,553
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/54	7,340	6,785
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	10/1/54	9,855	10,692
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	5,000	4,302
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	11,745	12,288
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	12,470	10,384
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	1,150	1,258
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/43	1,265	1,374
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	1,230	1,327
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/49	9,990	7,580
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	10,000	7,544
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	25	26
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.000%	9/15/30	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.000%	9/15/30	5	5
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/44	4,500	4,773
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/42	7,145	7,578
	New York State Dormitory Authority Lease (Appropriation) Revenue	3.000%	3/15/42	2,890	2,383
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/40	2,039	1,728
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/41	1,602	1,331
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	10,000	10,409
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	5,035	5,230
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	7,000	7,213
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	10,000	10,337
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/51	10,250	10,884

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/54	2,580	2,442
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/54	10,000	10,600
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	5	5
	New York State Environmental Facilities Corp. Resource Recovery Revenue PUT	2.750%	9/2/25	3,000	2,977
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/44	7,985	8,390
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	4,500	3,121
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	11/1/56	3,125	2,166
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	7,500	7,519
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/29	6,000	6,000
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/31	4,910	4,912
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.950%	1/1/35	6,415	6,324
	New York State Thruway Authority Highway Revenue	3.000%	1/1/48	4,125	3,155
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	13,750	12,906
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	5,275	4,918
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/56	6,195	5,948
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/49	2,875	2,180
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/51	5,095	3,797
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	5,000	4,682
	New York Transportation Development Corp. Industrial Revenue	2.250%	8/1/26	1,940	1,891
	New York Transportation Development Corp. Industrial Revenue	5.250%	8/1/31	2,450	2,557
	New York Transportation Development Corp. Industrial Revenue	2.500%	10/31/31	1,250	1,064
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/33	8,610	8,851
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/34	5,000	5,133
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/34	1,115	1,082
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/35	10,100	10,545
	New York Transportation Development Corp. Industrial Revenue	4.000%	1/1/36	2,000	1,924
	New York Transportation Development Corp. Industrial Revenue	5.375%	8/1/36	4,000	4,158
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/40	10,000	10,285
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/41	4,880	4,439
	New York Transportation Development Corp. Industrial Revenue	4.375%	10/1/45	12,700	12,223
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/46	775	673
	New York Transportation Development Corp. Industrial Revenue	4.000%	4/30/53	16,050	13,411
[4]	New York Transportation Development Corp. Industrial Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/42	1,025	977
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	4/1/35	7,490	8,361
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/38	2,000	2,160
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/39	1,000	1,074
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.625%	4/1/40	21,000	22,374
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/40	1,850	1,983
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/40	875	938
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/41	2,500	2,666
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/41	850	907
[4]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/41	2,060	1,932
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/43	2,000	2,114
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/44	5,000	5,263
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/49	8,000	8,307
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/54	7,500	7,889
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	6/30/54	23,500	25,289
[7]	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	12/31/54	12,500	13,219
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	12/31/54	10,000	10,625
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	6/30/60	2,500	2,524
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.375%	6/30/60	17,220	17,741
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/60	45,000	47,189
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	12/31/60	25,000	26,407
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/29	650	685
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/30	500	530
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/31	800	846
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/31	10,000	10,660
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/32	1,000	1,052
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/32	5,155	5,514
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/33	850	892
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/33	6,305	6,722

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/34	800	837
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/34	6,000	6,376
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/35	4,945	5,236
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/36	635	661
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/36	5,500	5,803
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/37	750	778
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/37	7,500	7,882
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/38	1,560	1,507
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/38	4,440	4,683
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/38	3,945	4,127
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/39	680	651
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/39	3,000	3,124
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/40	360	343
[4]	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/40	1,720	1,674
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/40	2,500	2,601
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/41	500	471
[4]	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/41	1,955	1,883
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/41	2,000	2,071
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/42	500	466
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/42	3,280	3,163
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/42	5,500	5,121
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/42	2,500	2,577
[5,7]	New York Transportation Development Corp. Port, Airport & Marina Revenue, 5.000% coupon rate effective 12/31/34	0.000%	12/31/54	7,000	4,364
	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Program)	4.500%	7/1/52	4,455	3,932
[4]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	3.000%	12/1/51	5,435	3,731
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	10/1/29	8,555	8,211
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	10/1/30	13,990	13,261
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/32	2,740	2,886
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/36	1,000	1,077
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	1,625	1,651
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/36	2,000	2,161
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/37	1,130	1,213
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,250	3,288
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	2,000	2,020
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/37	2,650	2,846
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/38	1,750	1,867
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/38	4,000	4,272
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/38	2,510	2,682
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	1,000	996
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/39	3,000	3,189
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/39	2,400	2,551
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	3,620	3,566
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	1,000	973
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/42	5,000	5,091
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.500%	8/1/52	13,750	14,719
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	9,750	9,976
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,002

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Suffolk Regional Off-Track Betting Co. Casinos Revenue	5.000%	12/1/34	4,000	4,130
	Suffolk Regional Off-Track Betting Co. Casinos Revenue	6.000%	12/1/53	8,500	8,791
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	2,000	1,792
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	4,070	3,906
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/30	2,750	2,137
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/31	1,000	771
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/32	2,370	1,815
	Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	550	545
	Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	500	492
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	2,000	2,182
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	3,865	4,018
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	9,855	10,258
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/53	15,470	16,622
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	6,500	6,739
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	13,335	12,427
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	5,000	5,193
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	20,500	22,210
[4]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/51	3,500	2,663
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/52	7,500	7,174
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	6,000	6,412
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/54	5,000	5,280
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/54	3,390	3,659
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	17,720	18,052
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.500%	12/1/59	6,430	7,079
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/53	8,000	7,686
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	5,000	5,308
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/64	4,000	3,732
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	27,500	29,394
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	12,970	13,793
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	10,000	10,602
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/40	2,940	2,864
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	7,050	7,193
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	2,225	2,251
[1]	Westchester County Industrial Development Agency Port, Airport & Marina Revenue	7.000%	6/1/46	8,195	8,555
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/37	1,010	867
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.250%	11/1/52	5,960	6,618
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/56	5,000	4,507
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/56	3,930	3,847
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	972	902
					1,765,517
North Carolina (0.6%)
	Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/46	1,000	785
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/35	3,310	3,307
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/37	700	753
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/38	1,400	1,497
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/39	1,800	1,912
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/40	1,625	1,717
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/43	2,500	2,608
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/44	1,940	2,017
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/44	9,460	9,826
[4]	Greater Asheville Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/39	1,395	1,507
	Inlivian Local or Guaranteed Housing Revenue	4.450%	6/1/41	2,491	2,515
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/27	9,710	9,900
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	975	1,027
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	500	527
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	2,055	2,052
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	1/1/54	4,755	5,059
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	430	431
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/33	1,500	1,381
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/34	1,475	1,342
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,510	2,907
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.500%	9/1/44	1,025	1,050
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.500%	9/1/54	1,765	1,775
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/26	1,820	1,812
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/30	3,000	2,978
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/43	5,650	5,838
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	12,000	12,373
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	2,000	2,054
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	4,880	4,975

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rowan County NC Appropriations Revenue	4.000%	4/1/41	2,220	2,196
	Rowan County NC Appropriations Revenue	4.000%	4/1/43	1,910	1,869
	Union County NC Enterprise System Water Revenue	3.000%	6/1/46	9,250	7,356
	Union County NC Enterprise System Water Revenue	3.000%	6/1/51	2,525	1,894
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/43	1,970	1,843
					101,083
North Dakota (0.3%)
	Cass County ND Health, Hospital, Nursing Home Revenue	5.250%	2/15/58	5,000	5,053
[4]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/46	2,000	1,533
[4]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	9,000	6,490
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	1,210	1,025
[7]	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	3,085	2,715
[4]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/53	13,225	13,487
	Horace ND GO	4.750%	5/1/44	750	750
	Horace ND GO	5.000%	5/1/50	1,750	1,767
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	4,705	4,818
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,000	6,106
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/43	5,000	5,038
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/53	1,050	1,026
					49,808
Ohio (2.8%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	200	197
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,100	1,077
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	200	195
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	740	711
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	2,000	1,896
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/33	2,530	2,539
	Beachwood City School District GO	5.250%	12/1/57	10,000	10,511
[2]	Brunswick City School District GO	5.500%	12/1/60	3,910	4,176
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,000	1,048
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	3,000	2,932
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,825	5,644
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	11,400	8,459
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	32,850	29,350
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	73,780	66,360
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,750	1,757
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/47	3,195	3,065
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/50	2,500	2,366
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	5,700	5,858
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.220%	9/1/39	7,500	7,475
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/47	2,500	2,646
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/52	2,500	2,624
[1]	Cleveland-Cuyahoga County Port Authority Tax Increment/Allocation Revenue (Flats East Bank Project)	4.000%	12/1/55	2,150	1,757
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Orchards Project & The Eden Park Project)	4.000%	12/1/34	2,245	2,230
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Waldren Woods Project)	4.000%	6/1/34	3,800	3,775
[8]	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/42	3,000	3,232
[8]	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/43	3,000	3,217
[8]	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/44	4,000	4,269
[8]	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/55	2,000	2,151
[8]	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.500%	1/1/55	7,500	8,030
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	5,630	5,768
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	4,025	4,080
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/33	400	425
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/34	385	408
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/35	500	528
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/36	450	474
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/37	435	456
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/38	700	732
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/39	705	735
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/37	3,040	3,081
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	4.000%	12/1/38	1,610	1,624
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	4.000%	12/1/39	1,665	1,673
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/51	8,750	9,004
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/40	4,000	4,034

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	2,785	2,788
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/55	8,700	8,284
[12]	Freddie Mac Pool	3.350%	10/1/38	4,983	4,597
[12]	Freddie Mac Pool	3.400%	11/1/40	3,982	3,539
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/32	1,795	1,740
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/36	2,025	1,865
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	1,000	1,078
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	2,445	2,607
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/42	3,050	3,165
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/50	5,000	4,423
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	34,240	33,781
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/36	1,500	1,502
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/37	1,000	1,008
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/46	2,485	2,429
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/47	1,500	1,479
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/51	5,000	4,806
	Kenton City School District GO	4.000%	11/1/58	4,655	4,322
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	3,810	3,810
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	22,850	23,000
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,000	1,063
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	750	803
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,073
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	800	856
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,000	1,066
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	7,600	7,216
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	3,450	3,003
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	5,840	5,382
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	4,975	3,593
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,145	1,922
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,665	2,452
	North Ridgeville City School District GO	5.250%	12/1/54	1,910	1,986
	Ohio Air Quality Development Authority Electric Power & Light Revenue (The Dayton Power & Light Co. Project) PUT	4.250%	6/1/27	3,900	3,943
[1]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	4.250%	1/15/38	23,180	23,017
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/37	3,440	3,436
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	1,310	1,223
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	1,490	1,374
[2]	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/45	2,445	2,000
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/50	4,990	5,073
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2020 Project)	4.000%	10/1/50	1,630	1,372
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/47	2,500	2,138
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/52	6,000	4,986
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	4.000%	11/1/49	1,045	795
[8]	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/43	1,710	1,776
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/49	1,560	1,629
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/54	1,745	1,803
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.250%	1/1/47	1,250	1,296
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	4,315	4,714
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	7,420	8,196
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/27	6,824	6,980
	Ohio University College & University Revenue	5.250%	12/1/54	1,445	1,564
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/63	2,855	2,926
	Port of Greater Cincinnati Development Authority Revenue PUT	4.375%	6/15/26	3,680	3,632
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	5.750%	12/1/53	1,950	2,084
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	6.000%	12/1/58	2,695	2,927
					452,091
Oklahoma (0.3%)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,000	953
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,900	1,768
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	920
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	3.250%	9/1/39	555	399
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/45	4,895	4,206
	Oklahoma County Finance Authority Revenue	5.875%	12/1/47	6,476	4,967
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/38	1,085	1,108
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/43	10,750	10,958
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/44	1,000	1,016

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/48	10,000	10,133
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	9,070	9,233
[8]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/42	3,555	3,855
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/28	540	549
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/29	400	407
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/31	1,870	1,903
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/32	500	509
					52,884
Oregon (0.9%)
	Forest Grove OR College & University Revenue	4.000%	5/1/40	1,590	1,422
	Gilliam County OR Resource Recovery Revenue (Waste Management Inc.) PUT	4.250%	7/2/29	8,750	8,809
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/45	4,660	4,784
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/50	5,305	4,799
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	2,580	1,904
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/40	585	582
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/50	2,180	2,205
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/51	3,050	3,067
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	7,500	6,185
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	4,375	4,494
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	4.125%	6/1/52	4,010	3,705
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/52	11,790	12,228
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/32	3,600	3,649
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/35	6,345	6,357
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,018
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/36	2,660	2,706
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/36	2,125	2,208
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/37	16,595	16,430
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/37	2,000	2,135
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/38	4,050	4,319
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/47	30,000	27,692
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.500%	7/1/48	5,000	5,387
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/47	1,625	1,621
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/52	2,375	2,364
	University of Oregon College & University Revenue	5.000%	4/1/50	5,000	5,178
[2]	University of Oregon College & University Revenue	3.500%	4/1/52	8,370	7,121
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/45	9,025	3,275
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	2,885	2,541
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/56	2,945	2,465
					150,650
Pennsylvania (6.9%)
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/33	5,000	5,304
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/36	5,700	5,666
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/37	5,750	5,684
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/41	5,255	5,044
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,200	2,288
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	3,140	3,158
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	7,000	6,884
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	4,685	4,700
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	4,510	4,498
	Allegheny County PA GO	5.000%	12/1/54	1,045	1,100
[4]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/32	1,405	1,425
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	7,500	8,303
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/55	590	620
[1]	Allentown Commercial & IDA Charter School Aid Revenue (Executive Education Academy Charter School Project)	5.000%	7/1/59	1,415	1,358
[1]	Allentown Neighborhood Improvement Zone Development Authority Miscellaneous Taxes Revenue (Waterfront-30E. Allen Street Project)	6.000%	5/1/42	2,500	2,606
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	5,125	5,316
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	6.000%	5/1/42	7,445	7,810
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/33	1,250	1,271
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.250%	5/1/42	5,305	5,323
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/42	2,075	2,081
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (Waterfront-30E. Allen Street Project)	5.250%	5/1/42	1,000	1,011
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/29	800	766
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/39	1,680	1,588
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/49	1,515	1,324

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/40	1,000	856
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/41	500	423
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/42	1,500	1,426
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/47	2,500	2,316
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/52	2,000	1,808
[4]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	5,260	3,989
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	1,585	1,347
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/54	5,260	5,285
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/25	185	185
	Bucks County IDA Local or Guaranteed Housing Revenue	5.000%	3/1/33	1,865	1,929
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/41	2,630	2,549
	Capital Region Water Sewer Revenue	5.000%	7/15/42	4,000	4,074
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	12,000	10,763
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	5.250%	12/1/45	600	448
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	4.000%	12/1/51	1,400	793
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	5.000%	12/1/51	5,605	3,816
	Chester County IDA Charter School Aid Revenue	5.000%	3/1/27	1,000	1,018
[1]	Chester County IDA Charter School Aid Revenue	4.500%	10/1/64	1,005	885
	Chester County IDA Recreational Revenue	4.000%	12/1/51	5,695	5,275
[1]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	4.375%	3/1/28	100	100
[1]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	5.000%	3/1/38	925	914
[1]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	5.125%	3/1/48	760	724
[2]	Coatesville School District GO	0.000%	10/1/33	775	540
[2]	Coatesville School District GO	0.000%	10/1/37	2,050	1,167
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	8,250	8,653
[4]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	4,625	4,630
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	14,295	12,856
[1]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.125%	10/15/41	3,775	2,776
[1]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	6.250%	10/15/53	4,415	3,365
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	2.000%	10/1/29	1,200	1,081
[1]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,015	1,070
[1]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.375%	7/1/39	2,000	2,160
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	2,850	2,874
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	3,360	3,073
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	1,725	1,735
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	4,175	4,252
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	650	667
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	375	385
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	7/1/29	295	305
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/29	465	499
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	3,000	2,393
	East Hempfield Township IDA Local or Guaranteed Housing Revenue (Student Services Inc. Student Housing Project), Prere.	5.000%	7/1/25	1,060	1,068
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/29	130	131
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/38	1,000	987
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/39	385	378
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/48	1,400	1,293
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/49	1,600	1,469
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/54	2,950	2,653
[12]	Freddie Mac Pool	3.300%	8/1/39	4,950	4,453
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	1,405	1,424
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	15,810	14,620
[2]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/54	1,000	928
	Lackawanna County IDA College & University Revenue	4.000%	11/1/40	6,000	5,655
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	18,350	18,617
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/51	3,000	2,801
[8]	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Luthercare Project)	5.000%	12/1/45	200	207
[8]	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Luthercare Project)	5.000%	12/1/55	290	295
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/41	2,175	2,027
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	11,135	9,377
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	2,940	2,943
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	10,330	10,102
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	10,515	9,469
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/40	2,000	1,965

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County Higher Education & Health Authority College & University Revenue (Ursinus College Program)	5.250%	11/1/42	2,505	2,507
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	3,765	3,839
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	2,800	2,843
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/56	5,000	4,467
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	32,415	33,025
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/35	2,000	2,000
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/38	1,165	1,147
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/39	2,545	2,491
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	8,160	7,327
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/51	1,375	1,395
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	5,000	4,916
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.375%	1/1/50	10,120	9,498
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	2,635
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/49	1,700	1,529
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	1,600	1,110
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	15,000	10,167
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/48	10,000	9,211
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	765	762
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/37	5,350	5,889
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/38	3,350	3,672
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/41	5,500	5,934
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.750%	6/30/48	8,000	8,606
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.250%	6/30/53	10,000	10,309
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	6.000%	6/30/61	21,500	23,417
[4]	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.750%	12/31/62	5,000	5,395
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	12/31/26	750	765
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	12/31/29	12,655	12,877
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	12/31/38	8,950	9,048
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/27	1,000	1,010
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/27	5,000	5,054
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	500	503
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/40	3,820	3,754
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/42	5,000	4,796
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/42	5,500	5,276
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	2,875	2,715
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	12,865	11,925
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/46	9,900	7,808
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/48	855	798
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	11,935	10,914
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/51	10,780	9,762
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	1,130	1,013
[1]	Pennsylvania Economic Development Financing Authority Industrial Revenue (Consol Energy Inc. Project) PUT	9.000%	4/13/28	2,000	2,252
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	4.250%	8/1/25	10,000	10,003
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	4.250%	8/1/25	10,000	10,003
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	4.250%	7/1/27	47,500	47,739
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/29	1,550	1,627
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/30	425	443
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/30	2,365	2,501
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/31	2,315	2,463
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/32	2,000	2,125
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/33	1,875	1,994
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.450%	6/1/41	3,255	2,795
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.625%	6/1/42	2,360	2,110
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/42	4,670	4,395
[7]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	11/1/51	10,400	9,957
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.375%	11/1/54	9,510	9,034

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/54	9,975	10,278
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/54	5,055	5,434
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	4/1/39	1,460	1,460
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	2,885	3,039
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/53	4,455	4,846
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/54	4,805	5,205
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/54	3,885	4,277
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/54	5,880	6,508
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/36	1,500	1,540
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	1,650	1,685
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,405	1,471
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	4,230	4,719
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	8,110	8,495
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	6,575	7,308
	Pennsylvania Turnpike Commission Highway Revenue	5.125%	12/1/39	8,300	8,698
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	4,815	5,323
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	5,000	5,056
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,885	4,271
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,350	2,821
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	9,500	9,728
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	3,000	2,906
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	2,500	2,578
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	10,170	9,720
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,500	2,389
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	5,000	5,107
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	15,295	16,176
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/47	1,495	1,616
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/48	10,000	10,732
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	8,975	8,359
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	14,150	14,857
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,000	2,244
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,155	2,352
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	8,525	7,831
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,000	5,201
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	8,475	8,051
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	7,325	6,729
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	6,675	6,137
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/39	1,500	1,514
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	6,335	6,485
	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/49	4,145	4,464
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,016
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,015
[1]	Philadelphia IDA Charter School Aid Revenue	5.375%	6/15/38	1,520	1,552
[1]	Philadelphia IDA Charter School Aid Revenue	5.500%	6/15/43	2,000	2,027
	Philadelphia IDA Charter School Aid Revenue (Alliance for Progress Charter School Inc. Project)	5.000%	6/15/39	2,760	2,726
	Philadelphia IDA Charter School Aid Revenue (Alliance for Progress Charter School Inc. Project)	5.000%	6/15/49	3,230	3,058
	Philadelphia IDA Charter School Aid Revenue (Independence Charter School West Project)	5.000%	6/15/39	1,600	1,565
	Philadelphia IDA Charter School Aid Revenue (Independence Charter School West Project)	5.000%	6/15/50	1,750	1,602
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/41	950	859
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/51	640	529
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/56	700	564
[1]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/40	815	820
[1]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/50	1,500	1,473
	Philadelphia IDA College & University Revenue	4.000%	11/1/35	2,000	2,018
	Philadelphia IDA College & University Revenue	4.000%	11/1/36	1,625	1,633
	Philadelphia IDA College & University Revenue	4.000%	11/1/37	1,585	1,584
	Philadelphia IDA College & University Revenue	4.000%	11/1/38	1,265	1,254
	Philadelphia IDA College & University Revenue	4.000%	11/1/45	3,000	2,757
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.500%	9/1/37	1,190	1,303
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/47	3,845	4,139
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/52	4,180	4,459
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/60	10,000	10,769
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	1,000	1,008
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/47	2,500	2,510
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	6,600	6,700
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	14,000	13,284
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/33	2,500	2,563
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/34	5,680	5,818
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/35	7,680	7,851
[4]	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	2,800	2,778

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/37	4,000	4,078
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	1,000	1,001
[4]	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	1,550	1,524
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	2,000	1,985
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	1,695	1,685
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	7,350	7,428
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	9,000	9,629
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	7,975	8,163
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/50	5,000	5,183
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/52	20,935	22,566
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/52	7,000	7,138
[4]	Philadelphia PA Water & Wastewater Water Revenue	5.500%	9/1/53	2,015	2,201
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	8,000	8,198
	Pittsburgh PA GO	4.000%	9/1/32	500	509
	Pittsburgh PA GO	4.000%	9/1/33	510	518
	School District of Philadelphia GO	5.000%	9/1/32	1,500	1,583
	School District of Philadelphia GO	5.000%	9/1/34	2,450	2,571
	School District of Philadelphia GO	5.000%	9/1/36	2,200	2,295
	School District of Philadelphia GO	5.250%	9/1/42	14,860	16,321
	School District of Philadelphia GO	5.250%	9/1/42	2,540	2,790
	School District of Philadelphia GO	5.000%	9/1/44	4,000	4,136
	School District of Philadelphia GO	5.500%	9/1/48	5,410	5,889
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/35	1,000	1,013
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/38	1,500	1,512
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	1,000	944
[1]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	35,000	34,705
	Wilkes-Barre Finance Authority College & University Revenue (Wilkes University Project)	4.000%	3/1/42	1,600	1,362
					1,120,715
Puerto Rico (2.3%)
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	1,151	1,159
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	7,558	7,879
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	26,261	28,179
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	35,025	38,807
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	25,816	17,982
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	44,561	44,310
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	12,660	12,538
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	6,516	6,368
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	13,122	12,395
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	1,045	1,085
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	5,095	5,329
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	2,280	2,396
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	4,540	4,793
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	2,600	2,745
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	9,875	10,540
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	8,950	9,316
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	250	260
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	11,150	11,666
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	1,815	1,695
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	10,560	9,849
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/47	250	225
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/47	3,230	2,904
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/47	1,075	1,085
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	165	178
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	355	378
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	40	42
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	40	42
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	140	132
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	50	47
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	45	42
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	40	37
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	135	124

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	150	135
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	8,003	7,356
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	19,238	16,469
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,000	855
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	8,900	7,031
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	3,103	2,258
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	96,163	95,291
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	13,254	13,134
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	1,753	1,737
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	1,080	353
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/51	777	187
					379,333
Rhode Island (0.3%)
[7]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/40	1,100	1,220
[7]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/44	1,000	1,088
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	9/15/31	1,010	1,019
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	9/15/32	1,360	1,366
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	9/15/33	1,365	1,370
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	9/15/34	1,330	1,333
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,025	1,030
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,685	1,695
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,000	1,004
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,590	1,596
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,500	4,519
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	5,500	5,501
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/15/54	6,000	6,259
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/28	800	833
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/30	1,900	1,996
	Rhode Island Student Loan Authority Student Loan Revenue	2.250%	12/1/39	3,950	3,377
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,530	4,549
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,000	4,016
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	4.500%	6/1/45	2,465	2,467
					46,238
South Carolina (1.7%)
	Berkeley County SC Special Assessment Revenue	4.375%	11/1/49	1,500	1,338
	Charleston County Airport District Port, Airport & Marina Revenue	5.250%	7/1/49	4,000	4,196
	Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/42	250	247
	Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/43	250	246
	Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/44	300	294
	Dorchester County SC Waterworks & Sewer System Water Revenue	5.000%	10/1/54	2,330	2,503
	Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Cherokee Landing Apartments Project)	4.910%	7/1/43	1,700	1,745
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/44	6,000	6,252
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/31	6,945	7,477
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/31	4,890	5,223
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/46	3,750	3,532
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/51	3,000	2,732
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	3,500	3,561
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/64	10,000	10,461
[1]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue (Green Charter Schools Project)	4.000%	6/1/46	5,925	4,509
[1]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue (Green Charter Schools Project)	4.000%	6/1/56	5,200	3,676
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	5,000	5,015
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/42	5,960	5,865
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/43	6,325	6,924
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/44	4,665	5,084
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/15/44	1,875	1,968
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	7,500	7,084
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/46	15,000	15,091
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/1/48	5,250	5,139
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	4,880	4,567
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/48	2,940	3,238
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/49	3,450	3,789
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/53	12,500	13,248
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/54	21,065	22,975
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.750%	11/15/54	6,875	7,199
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	7/1/26	7,480	7,544

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	4/1/52	10,500	9,779
	South Carolina Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/36	2,445	2,438
	South Carolina Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/38	1,905	1,872
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/32	15	16
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/33	20	22
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/37	20	22
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	15	15
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	5,860	5,765
[2]	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	20	20
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/41	5	5
[2]	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	40	40
[4]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/42	45	49
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	2,245	2,409
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/46	8,860	8,423
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/46	3,295	3,499
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/49	5	5
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/49	5,855	6,146
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/51	3,550	3,260
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/52	21,700	19,840
[7]	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/52	3,340	3,128
[2]	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/52	365	342
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/54	10,550	11,256
	South Carolina Public Service Authority Electric Power & Light Revenue	5.500%	12/1/54	555	602
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/55	4,100	3,700
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	3,840	3,918
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	2,175	2,235
	South Carolina Public Service Authority Nuclear Revenue	3.125%	12/1/32	85	80
	South Carolina Public Service Authority Nuclear Revenue	3.250%	12/1/35	295	270
	South Carolina Public Service Authority Nuclear Revenue	3.500%	12/1/35	25	24
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	990	1,005
	South Carolina Public Service Authority Nuclear Revenue	3.000%	12/1/36	50	44
	South Carolina Public Service Authority Nuclear Revenue	3.625%	12/1/37	10	9
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	280	284
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	45	46
	South Carolina Public Service Authority Nuclear Revenue	3.500%	12/1/40	100	88
	South Island Public Service District Water Revenue	5.000%	4/1/47	5,000	5,270
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	3,015	3,322
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/43	1,775	1,712
					273,682
South Dakota (0.1%)
	Lincoln County SD College & University Revenue	4.000%	8/1/56	3,040	2,424
	Lincoln County SD College & University Revenue	4.000%	8/1/61	2,650	2,066
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	11,275	10,419
					14,909
Tennessee (1.2%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	995
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	985
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	3,000	3,054
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	7,885	7,965
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/49	3,560	3,765
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/54	12,455	12,910
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/49	2,655	2,764
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.250%	8/15/54	6,700	7,120
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,000	2,017
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	4,512
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/54	1,275	1,366
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/59	1,840	1,965
	Knoxville TN Electric System Electric Power & Light Revenue	4.000%	7/1/54	6,540	6,159
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/34	1,210	1,250
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/39	2,400	2,446
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/48	3,350	3,575
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/48	1,800	1,800

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/53	5,350	5,654
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.250%	10/1/58	2,450	2,478
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue	4.000%	5/1/46	2,590	2,372
[1]	Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment Revenue	0.000%	6/1/43	3,250	1,341
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.500%	7/1/52	9,000	9,539
[1]	Shelby County Health & Educational Facilities Board Local or Guaranteed Housing Revenue	5.250%	6/1/56	2,105	2,119
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.250%	9/1/39	15,420	16,659
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	7,825	7,848
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/29	17,995	18,933
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/30	3,680	3,911
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	3,745	3,807
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	16,480	16,729
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	34,555	35,742
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	7,410	7,438
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	35	35
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	1,570	1,567
					200,820
Texas (6.6%)
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/26	3,796	3,864
[1,3]	Angelina & Neches River Authority Industrial Revenue	7.500%	12/1/45	2,500	847
[3]	Angelina & Neches River Authority Revenue (Jefferson Enterprise Energy LLC Project)	7.500%	12/1/45	1,450	491
[1]	Anna TX Special Assessment Revenue	7.000%	9/15/42	4,072	4,179
[1]	Anna TX Special Assessment Revenue	7.375%	9/15/52	6,000	6,291
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.500%	2/15/56	2,500	1,918
[1]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	6.750%	2/15/62	3,560	3,651
[15]	Aubrey Independent School District GO	4.000%	2/15/52	2,250	2,133
[1]	Aubrey TX Special Assessment Revenue	6.000%	9/1/53	1,249	1,266
	Austin Affordable PFC Inc. Revenue	4.450%	3/1/43	1,150	1,143
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/28	1,200	1,205
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/29	1,175	1,179
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/30	1,025	1,028
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/31	1,200	1,203
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	1,035	1,056
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	1,155	1,176
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	2,000	2,143
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/35	1,750	1,868
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/49	4,000	4,110
[15]	Bastrop Independent School District GO	5.000%	2/15/53	9,530	10,008
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/49	2,500	2,858
[1,8]	Buda TX Special Assessment Revenue	6.000%	9/1/55	1,223	1,212
[1,8]	Buda TX Special Assessment Revenue	6.750%	9/1/55	3,900	3,867
[1]	Celina TX Special Assessment Revenue	3.500%	9/1/42	1,038	849
[1]	Celina TX Special Assessment Revenue	4.000%	9/1/51	2,360	1,880
[1]	Celina TX Special Assessment Revenue	6.750%	9/1/53	1,718	1,736
[1,8]	Celina TX Special Assessment Revenue	5.625%	9/1/55	600	596
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/32	4,090	3,161
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/33	3,000	2,218
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,300	1,316
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,350	1,366
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/36	1,500	1,525
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	1,650	1,667
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	800	784
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/44	20,755	19,928
[2]	Central Texas Regional Mobility Authority Highway Revenue	3.000%	1/1/46	4,740	3,793
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/51	4,400	4,071
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,000	1,009
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/40	2,180	2,400
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/41	1,675	1,829
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	1,930	2,091
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/30	5,250	5,562
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.125%	8/15/48	9,300	9,359
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	2.500%	10/1/31	500	429
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/50	1,250	985
[1]	Crandall TX Special Assessment Revenue	4.125%	9/15/26	100	100
[1]	Crandall TX Special Assessment Revenue	4.000%	9/15/31	200	197
[1]	Crandall TX Special Assessment Revenue	4.750%	9/15/31	200	201

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Crandall TX Special Assessment Revenue	4.250%	9/15/41	1,925	1,773
[1]	Crandall TX Special Assessment Revenue	5.000%	9/15/41	250	242
[1]	Crandall TX Special Assessment Revenue	5.250%	9/15/51	750	721
	Dallas Housing Finance Corp. Revenue	4.350%	10/1/41	1,275	1,270
	Dallas TX GO	4.000%	2/15/40	6,250	6,256
	Dallas TX GO	4.000%	2/15/41	3,125	3,094
[15,16]	Denton Independent School District GO	5.000%	8/15/53	22,835	24,091
[1]	Dorchester TX Special Assessment Revenue	6.000%	9/15/44	1,000	977
[1]	Dorchester TX Special Assessment Revenue	6.250%	9/15/54	1,470	1,418
[15]	Edgewood Independent School District/Van Zandt County GO	4.000%	2/15/53	6,710	6,336
[7]	El Paso County Hospital District GO	5.000%	8/15/42	2,600	2,767
[7]	El Paso County Hospital District GO	5.000%	8/15/43	1,500	1,589
[2]	El Paso County Hospital District Health, Hospital, Nursing Home Revenue	4.125%	2/15/49	1,000	949
[1]	Fate TX Special Assessment Revenue	5.375%	8/15/44	548	543
[1]	Fate TX Special Assessment Revenue	5.750%	8/15/54	1,121	1,120
	Forney Independent School District GO	0.000%	8/15/37	325	192
	Forney Independent School District GO	0.000%	8/15/38	1,400	785
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/29	450	471
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/30	750	791
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/31	1,500	1,586
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/38	925	985
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/39	750	797
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/40	900	969
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/41	1,200	1,287
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/42	1,350	1,447
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/43	900	964
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/44	850	908
[15]	Georgetown Independent School District GO	3.000%	8/15/40	4,500	3,810
	Grand Parkway Transportation Corp. Highway Revenue	5.450%	10/1/34	19,625	20,956
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/28	3,080	3,240
	Harris County Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	6/1/38	2,500	2,326
	Harris County Industrial Development Corp. Industrial Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/33	16,935	16,885
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/54	5,000	4,606
[15]	Hays Consolidated Independent School District GO	3.000%	2/15/39	1,750	1,549
[15]	Hays Consolidated Independent School District GO	3.000%	2/15/40	2,000	1,736
[15]	Hays Consolidated Independent School District GO	3.000%	2/15/41	1,350	1,150
	Hays County TX Special Assessment Revenue	7.000%	9/15/45	3,650	3,664
[1]	Hays County TX Special Assessment Revenue	4.000%	9/15/50	975	814
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/37	2,100	2,055
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	1,000	895
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/47	6,205	1,759
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/48	6,360	1,691
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/52	5,000	1,117
	Houston TX Airport System Industrial Revenue	4.000%	7/15/41	15,000	14,072
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	1,220	1,287
	Houston TX Airport System Port, Airport & Marina Revenue	5.250%	7/15/33	10,000	10,610
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,052
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/35	1,500	1,499
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/35	1,515	1,514
	Houston TX Airport System Port, Airport & Marina Revenue	5.500%	7/15/35	10,000	10,811
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/36	2,130	2,123
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/36	1,500	1,495
[4]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	3,850	4,147
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/37	3,375	3,341
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/37	1,775	1,757
[4]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	2,000	2,144
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	2,000	1,963
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	1,500	1,472
[4]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	2,000	2,133
[4]	Houston TX Airport System Port, Airport & Marina Revenue	5.250%	7/1/39	2,700	2,931
	Houston TX Airport System Port, Airport & Marina Revenue	5.500%	7/15/39	10,500	11,258
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/46	7,840	7,290
[4]	Houston TX Airport System Port, Airport & Marina Revenue	5.250%	7/1/53	13,000	13,670
[15]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/40	5,460	5,514
[15]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/41	6,155	6,180
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/43	1,500	1,475
[1]	Justin TX Special Assessment Revenue	4.000%	9/1/51	975	818
[1]	Lakewood Village TX Special Assessment Revenue	5.250%	9/15/42	1,152	1,128
[1]	Lakewood Village TX Special Assessment Revenue	5.375%	9/15/52	2,004	1,959
[15]	Lamar Consolidated Independent School District GO	5.000%	2/15/58	10,000	10,527

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/54	2,165	2,002
[1]	Lavon TX Special Assessment Revenue	4.000%	9/15/42	1,250	1,114
[1]	Lavon TX Special Assessment Revenue	4.375%	9/15/42	535	490
[1]	Lavon TX Special Assessment Revenue	4.125%	9/15/52	3,000	2,456
[1]	Lavon TX Special Assessment Revenue	4.500%	9/15/52	1,000	888
[1]	Lavon TX Special Assessment Revenue	5.375%	9/15/52	400	403
[1]	Lavon TX Special Assessment Revenue	5.500%	9/15/54	750	739
[15]	Liberty Hill Independent School District GO	4.000%	2/1/48	7,500	7,145
[1]	Liberty Hill TX Special Assessment Revenue	3.375%	9/1/42	1,000	818
[1]	Liberty Hill TX Special Assessment Revenue	4.125%	9/1/42	446	391
[1]	Liberty Hill TX Special Assessment Revenue	4.000%	9/1/52	2,350	1,894
[1]	Liberty Hill TX Special Assessment Revenue	4.375%	9/1/52	705	600
[1]	Little Elm TX Special Assessment Revenue	6.875%	9/1/52	2,190	2,294
[4]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/37	7,080	7,225
[4]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	3,080	3,075
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	3,805	3,973
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/45	7,015	7,294
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/46	7,630	7,922
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/47	6,720	7,289
[7]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/49	10,000	10,600
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/50	3,250	3,338
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/50	5,000	5,164
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/51	6,500	6,705
	Lower Colorado River Authority Intergovernmental Agreement Revenue	6.000%	5/15/52	5,000	5,507
[7]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/54	15,000	15,804
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	64	1
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	338	3
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/30	423	4
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	169	2
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/42	931	9
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue	4.530%	2/1/44	3,500	3,487
[1]	Mesquite TX Special Assessment Revenue (Solterra Public Improvement Area A-1 Projects)	5.500%	9/1/43	3,000	3,088
[1]	Mesquite TX Special Assessment Revenue (Solterra Public Improvement Area A-1 Projects)	5.750%	9/1/53	3,000	3,081
[15]	Midland Independent School District GO	4.000%	2/15/40	1,255	1,261
[15]	Midland Independent School District GO	4.000%	2/15/41	1,375	1,373
[15]	Midland Independent School District GO	5.000%	2/15/50	3,845	3,939
[15]	Midlothian Independent School District GO	3.000%	2/15/45	4,000	3,122
[1]	Midlothian TX Special Assessment Revenue	5.250%	9/15/42	1,000	980
[1]	Midlothian TX Special Assessment Revenue	6.000%	9/15/42	644	651
[1]	Midlothian TX Special Assessment Revenue	5.375%	9/15/52	1,900	1,865
[1]	Midlothian TX Special Assessment Revenue	6.125%	9/15/52	1,000	1,013
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/37	8,440	8,589
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/47	5,990	6,031
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/40	2,500	2,479
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/50	7,500	7,207
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	10/1/27	3,000	3,000
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,750	3,732
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,500	2,467
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/36	4,605	4,163
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	4,750	3,928
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/51	4,750	3,823
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	5.500%	7/1/54	12,620	9,386
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	5.000%	1/1/57	4,150	3,281
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Senior Living-Langford Project)	5.500%	11/15/52	4,650	3,740
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.750%	10/1/52	1,000	1,007
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.875%	10/1/57	6,000	6,059
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.250%	10/1/49	2,010	1,907
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.250%	10/1/55	6,175	5,727

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Santuary LTC Project)	5.250%	1/1/42	12,500	12,540
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Santuary LTC Project)	5.500%	1/1/57	2,500	2,468
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/50	590	504
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/55	2,200	1,833
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/31	1,000	1,021
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	1,500	1,505
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	4,000	4,013
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	5,860	5,901
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	990	996
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	4.000%	9/15/41	276	241
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	4.250%	9/15/51	602	516
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.750%	9/15/41	1,500	1,458
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	5.000%	9/15/51	7,000	6,890
[2]	North Texas Tollway Authority Highway Revenue	3.000%	1/1/37	1,795	1,659
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	5,000	3,440
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	3,000	1,976
[2]	Pearland TX GO	5.000%	9/1/48	1,150	1,218
[2]	Pearland TX GO	5.000%	9/1/53	1,300	1,371
	Pflugerville Independent School District GO	4.000%	2/15/45	5,000	4,805
	Pflugerville Independent School District GO	5.000%	2/15/48	6,495	6,725
[1]	Pilot Point TX Special Assessment Revenue	5.500%	9/15/42	524	526
[1]	Pilot Point TX Special Assessment Revenue	5.625%	9/15/52	1,086	1,091
[1]	Pilot Point TX Special Assessment Revenue	5.625%	9/15/52	1,000	1,004
[1]	Pilot Point TX Special Assessment Revenue (Mobberly Pub Area #2 Project)	6.000%	9/15/52	2,110	2,154
[1]	Plano TX Special Assessment Revenue	4.000%	9/15/51	3,650	2,969
[1]	Plano TX Special Assessment Revenue	4.375%	9/15/51	913	746
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/34	1,000	1,053
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/35	1,000	1,050
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/36	1,040	1,088
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/37	1,090	1,137
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/38	1,145	1,189
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/39	1,205	1,244
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/46	1,555	1,374
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/51	1,685	1,450
[1]	Port of Beaumont Navigation District Economic Development Revenue (Jefferson Gulf Coast Energy Project)	5.000%	1/1/39	2,000	2,045
[1]	Port of Beaumont Navigation District Economic Development Revenue (Jefferson Gulf Coast Energy Project)	5.125%	1/1/44	2,000	2,042
[1]	Port of Beaumont Navigation District Economic Development Revenue (Jefferson Gulf Coast Energy Project)	3.000%	1/1/50	1,725	1,211
[1]	Port of Beaumont Navigation District Economic Development Revenue (Jefferson Gulf Coast Energy Project)	5.250%	1/1/54	1,000	1,023
[1]	Port of Beaumont Navigation District Port, Airport & Marina Revenue	3.625%	1/1/35	2,720	2,493
[1]	Princeton TX Special Assessment Revenue	5.000%	9/1/44	600	588
[1]	Princeton TX Special Assessment Revenue	5.250%	9/1/54	1,000	982
[1]	Princeton TX Special Assessment Revenue (Eastridge Public Improvement Area No.2 Project)	5.250%	9/1/43	1,000	1,006
[1]	Princeton TX Special Assessment Revenue (Eastridge Public Improvement Area No.2 Project)	5.500%	9/1/53	1,315	1,326
[1]	Princeton TX Special Assessment Revenue (Silicy Public Improvement Area No.1 Project)	7.000%	9/1/43	2,276	2,321
[1]	Princeton TX Special Assessment Revenue (Silicy Public Improvement Area No.1 Project)	7.000%	9/1/53	2,672	2,697
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/29	10	10
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/25	1,000	1,008
	San Antonio Housing Trust Public Facility Corp.	4.450%	4/1/43	1,465	1,454
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue	4.550%	3/1/43	2,575	2,591
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue	4.430%	4/1/43	2,035	2,015
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	5,985	6,226
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/54	10,000	10,522
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	2,335	2,343
	San Marcos TX Special Assessment Revenue	5.625%	9/1/50	900	905
[1]	Seagoville TX Special Assessment Revenue	6.000%	9/15/44	2,000	2,007
[1]	Seagoville TX Special Assessment Revenue	6.250%	9/15/54	2,052	2,046
[1]	Seagoville TX Special Assessment Revenue	7.000%	9/15/54	3,338	3,288
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/28	2,000	2,002
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	6,980	6,510
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	8,945	9,247
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	5.000%	5/15/37	2,510	2,512
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	5.000%	5/15/45	3,585	3,424

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/47	2,500	2,582
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/52	3,500	3,607
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	5,750	6,254
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.000%	3/1/52	2,000	1,951
	Texas GO	4.125%	8/1/46	4,530	4,219
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	7,155	7,346
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,000	1,011
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	760	777
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	6,685	6,970
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	17,960	18,841
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	6,325	6,668
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	945	1,001
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	5,740	6,098
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/30	56,470	59,972
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/34	19,700	21,596
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue PUT	5.000%	1/1/34	12,500	13,275
[4]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/46	1,500	1,131
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	2,020	2,074
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	1,700	1,738
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	3,470	3,543
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	2,290	2,333
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	1,700	1,730
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	1,795	1,822
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	1,250	1,267
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/33	2,000	2,121
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	3,305	3,344
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	2,000	2,021
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	3,280	3,309
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	1,140	1,149
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	1,000	1,001
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.375%	6/30/37	500	533
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	4,195	4,189
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/38	4,025	4,009
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.375%	6/30/38	3,000	3,190
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	1,165	1,151
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.375%	6/30/39	3,750	3,984
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	1,025	1,010
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/40	2,250	2,397
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/41	4,750	5,047
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/42	5,100	5,409
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/43	6,450	6,824
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	12/31/58	19,000	20,310
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/34	5,685	6,024
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/36	2,420	2,551
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/38	1,900	1,892
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/39	1,280	1,264
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (Segment 3C Project)	5.000%	6/30/58	12,000	12,113
	Texas State University System College & University Revenue	4.000%	3/15/49	4,795	4,550
	Texas Transportation Commission GO PUT	0.650%	4/1/26	1,835	1,764
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/34	2,300	1,551
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/35	2,000	1,279
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/36	1,905	1,159
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/38	500	272
	Texas Water Development Board Water Revenue	4.000%	10/15/41	4,955	4,970
	Texas Water Development Board Water Revenue	4.000%	10/15/42	8,125	8,075
	Texas Water Development Board Water Revenue	4.000%	10/15/43	5,440	5,348
	Texas Water Development Board Water Revenue	5.000%	10/15/53	14,185	15,262
	University of Houston College & University Revenue	5.000%	2/15/56	6,005	6,269
					1,068,180
Utah (1.3%)
[1]	Black Desert Public Infrastructure District GO	4.000%	3/1/51	2,370	1,946
[1]	Black Desert Public Infrastructure District Special Assessment Revenue	5.625%	12/1/53	7,500	7,556
[1]	Fields Estates Public Infrastructure District GO	6.125%	3/1/55	750	758
[1]	Fields Estates Public Infrastructure District Special Assessment Revenue	5.250%	12/1/53	2,750	2,703

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	3,900	4,282
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/39	3,680	3,977
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	3,360	3,612
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	2,145	2,311
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/45	2,000	2,112
	Iron County UT Sales Tax Revenue	5.000%	10/1/59	3,515	3,716
	Iron County UT Sales Tax Revenue	5.000%	10/1/64	5,570	5,817
[1]	Mida Mountain Village Public Infrastructure District Special Assessment Revenue	4.000%	8/1/50	6,000	5,100
[1]	Mida Mountain Village Public Infrastructure District Tax Increment/Allocation Revenue	5.750%	6/15/44	2,000	2,057
[1]	Mida Mountain Village Public Infrastructure District Tax Increment/Allocation Revenue	5.125%	6/15/54	4,000	3,898
[1]	Mida Mountain Village Public Infrastructure District Tax Increment/Allocation Revenue	6.000%	6/15/54	5,910	6,127
	Military Installation Development Authority Tax Increment/Allocation Revenue	4.000%	6/1/52	5,000	4,180
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/37	5,000	5,256
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/37	1,700	1,858
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/38	18,660	18,315
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/38	7,000	7,178
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/38	1,625	1,761
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/39	20,000	19,527
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/39	1,845	1,992
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/48	16,435	17,244
[4]	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/51	15,000	13,712
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/51	3,500	3,150
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/51	3,500	3,547
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/53	6,695	6,968
	South Salt Lake UT Sales Tax Revenue	5.000%	7/15/49	3,000	3,222
	South Salt Lake UT Sales Tax Revenue	5.000%	7/15/54	1,000	1,062
[1]	UIPA Crossroads Public Infrastructure District Tax Increment/Allocation Revenue	4.375%	6/1/52	4,000	3,713
	University of Utah College & University Revenue	5.250%	8/1/48	2,090	2,275
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	6,980	7,320
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	1/1/54	3,100	3,401
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/54	1,295	1,426
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/55	9,990	11,192
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/55	5,330	5,995
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	4.375%	6/1/40	4,500	4,595
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/40	1,250	1,398
[2]	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/40	5,130	5,308
	Wasatch County School District Local Building Authority Lease (Appropriation) Revenue	5.500%	6/1/54	5,000	5,317
[1]	Wood Ranch Public Infrastructure District Special Assessment Revenue	5.625%	12/1/53	1,125	1,139
					218,023
Vermont (0.1%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/45	3,640	3,207
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/41	6,800	6,328
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/27	900	915
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/27	425	436
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/28	1,325	1,347
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/28	550	567
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/29	1,000	1,028
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/29	540	561
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/30	800	825
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/30	550	573
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/31	345	344
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/31	575	600
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/32	355	354
	Vermont Student Assistance Corp. Student Loan Revenue	3.375%	6/15/36	1,680	1,592
					18,677
Virgin Islands (0.2%)
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/29	3,500	3,447
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/33	4,695	4,513
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/44	5,410	5,185
[1]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/30	5,000	5,029
[1]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/33	3,000	3,016
[1]	West Indian Co. Ltd. Port, Airport & Marina Revenue	6.250%	10/1/42	4,000	4,009
[1]	West Indian Co. Ltd. Port, Airport & Marina Revenue	6.500%	4/1/52	4,000	3,974
					29,173

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia (1.5%)
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue, ETM	8.250%	4/1/32	270	310
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/40	4,985	5,096
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/40	5,290	5,408
	Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue	4.875%	7/15/40	7,800	7,977
[1]	Cutalong II Community Development Authority District Special Assessment Revenue (Cutalong II Project)	4.500%	3/1/55	6,000	5,000
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/51	4,020	4,286
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/31	1,155	1,161
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	1,000	1,005
[1]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,135	2,790
[1]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	6,510	5,336
[4]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/53	1,510	1,595
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/50	6,015	5,028
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	750	751
[1]	Newport News IDA Revenue	5.330%	7/1/45	17,000	16,623
[1]	Peninsula Town Center Community Development Authority Special Assessment Revenue	5.000%	9/1/45	2,300	2,231
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue	4.500%	5/1/40	1,993	2,038
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/45	7,690	6,410
	Sussex County IDA Resource Recovery Revenue	4.250%	6/1/28	10,000	10,057
	University of Virginia College & University Revenue	5.000%	9/1/49	5,595	5,848
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/29	5,130	5,268
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/53	4,430	5,023
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/59	5,465	6,160
	Virginia College Building Authority College & University Revenue	3.000%	9/1/35	2,705	2,533
	Virginia College Building Authority College & University Revenue	3.000%	9/1/36	2,805	2,588
	Virginia College Building Authority College & University Revenue	3.000%	9/1/37	2,845	2,585
	Virginia College Building Authority College & University Revenue	3.000%	9/1/38	2,985	2,658
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/30	1,000	959
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/35	1,295	1,167
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/35	2,000	1,840
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	1,755	1,421
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	5,500	4,452
	Virginia College Building Authority College & University Revenue (Regent University Project)	4.000%	6/1/36	1,300	1,253
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/39	2,250	1,993
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/40	2,000	1,743
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/33	5,250	5,264
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/34	7,795	7,809
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/34	4,705	4,706
	Virginia Small Business Financing Authority Highway Revenue	5.000%	7/1/34	5,820	6,163
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/35	220	220
	Virginia Small Business Financing Authority Highway Revenue	5.000%	1/1/35	5,000	5,290
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/36	3,500	3,479
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/37	7,250	7,168
	Virginia Small Business Financing Authority Highway Revenue	5.000%	1/1/37	2,175	2,285
	Virginia Small Business Financing Authority Highway Revenue	5.000%	7/1/37	745	781
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/38	12,225	11,990
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/38	835	881
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/38	1,855	1,952
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/39	1,850	1,781
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/39	12,650	12,227
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/39	1,745	1,827
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/39	2,850	2,735
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/39	1,000	1,045
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/40	21,270	20,364
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/40	5,945	5,673
	Virginia Small Business Financing Authority Highway Revenue	3.000%	1/1/41	3,995	3,220
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/41	1,415	1,335
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/41	1,215	1,145
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/42	1,000	1,034
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/42	1,270	1,314
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/47	1,000	1,024
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/57	6,690	6,804
					250,109
Washington (1.6%)
	Grant County Public Hospital District No. 1 GO	5.125%	12/1/52	4,750	4,793
	Kitsap County School District No. 100-C Bremerton GO	5.250%	12/1/47	1,615	1,762

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/36	1,225	1,249
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/34	2,500	2,557
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/35	6,540	6,569
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/36	6,800	6,809
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/37	6,605	6,942
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/39	4,000	4,193
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/40	22,010	21,434
	Port of Seattle WA Port, Airport & Marina Revenue	5.250%	7/1/44	16,000	17,101
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/47	8,030	7,243
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/47	4,550	4,685
	Port of Seattle WA Port, Airport & Marina Revenue	5.500%	8/1/47	6,775	7,234
	Port of Seattle WA Port, Airport & Marina Revenue	5.250%	7/1/49	22,250	23,428
	Spokane WA Water & Wastewater Water Revenue	4.000%	12/1/30	2,000	2,000
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Navalia & Alena Projects)	4.000%	8/1/34	2,800	2,812
[1]	Washington Economic Development Finance Authority Industrial Revenue	5.625%	12/1/40	5,000	5,048
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	2,000	2,036
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	5,000	4,717
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/55	4,000	4,056
	Washington Higher Education Facilities Authority College & University Revenue (Gonzaga University Project)	4.000%	4/1/47	3,000	2,776
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/42	3,975	3,716
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/45	3,765	3,449
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/40	4,040	4,051
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/31	2,395	2,234
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	31,000	31,428
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/48	5,120	3,729
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	3,100	2,136
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/55	9,020	8,391
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/43	1,225	1,275
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/48	1,100	1,132
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/31	1,910	1,866
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/36	1,100	1,024
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	6.500%	7/1/25	1,350	1,366
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	6.750%	7/1/25	820	831
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	7.000%	7/1/25	2,000	2,028
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	26,723	24,959
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.375%	4/20/37	13,855	12,452
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.221%	3/20/40	9,483	9,182
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/59	5,000	5,303
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Parkshore Juanita Bay Project)	5.750%	1/1/53	1,295	1,302
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Parkshore Juanita Bay Project)	5.875%	1/1/59	1,070	1,079
[1]	Washington State Housing Finance Commission Private Schools Revenue	6.250%	7/1/59	2,915	3,167
					265,544
West Virginia (0.5%)
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/28	1,000	993
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/37	6,510	6,152
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	1,430	1,335
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/43	2,095	2,108
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/43	6,000	6,348
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/47	4,980	4,325
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/47	5,500	5,286
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	7,500	6,831
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	6/1/53	9,010	8,615
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	9/1/53	21,100	23,311
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/39	1,135	1,178
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	5,435	5,608
					72,090
Wisconsin (2.9%)
[4]	Milwaukee WI GO	5.000%	4/1/29	1,690	1,821
	Milwaukee WI Sewerage System Sewer Revenue	3.000%	6/1/46	4,600	3,437
[1]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/29	395	388
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/37	3,060	2,974
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	500	500

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	1,230	1,230
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/40	750	711
[1]	Public Finance Authority Charter School Aid Revenue	4.250%	7/15/44	340	318
[1]	Public Finance Authority Charter School Aid Revenue	5.125%	6/15/47	3,260	2,971
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/49	1,100	1,054
[1]	Public Finance Authority Charter School Aid Revenue	4.500%	7/15/49	440	414
[1]	Public Finance Authority Charter School Aid Revenue	5.500%	6/15/52	1,800	1,762
	Public Finance Authority Charter School Aid Revenue	6.000%	6/15/52	1,000	980
[1]	Public Finance Authority Charter School Aid Revenue	6.625%	7/1/53	600	624
[1]	Public Finance Authority Charter School Aid Revenue	4.500%	7/15/53	440	407
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/54	1,815	1,726
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	2,125	1,856
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	1,080	1,030
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	1/1/57	5,200	4,330
	Public Finance Authority Charter School Aid Revenue	6.125%	6/15/57	1,000	989
[1]	Public Finance Authority Charter School Aid Revenue	6.750%	7/1/58	550	574
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/60	1,300	1,226
[1]	Public Finance Authority Charter School Aid Revenue	5.750%	6/15/62	3,000	3,000
	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/62	7,371	7,644
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Central Charter School Project)	5.000%	6/15/51	1,000	936
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Central Charter School Project)	5.000%	6/15/56	2,435	2,250
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	4.000%	6/15/52	2,070	1,696
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	4.000%	6/15/57	1,310	1,041
[1]	Public Finance Authority Charter School Aid Revenue (Eno River Academy Project)	5.000%	6/15/54	1,375	1,322
[1]	Public Finance Authority College & University Revenue	4.000%	4/1/42	1,800	1,634
	Public Finance Authority College & University Revenue	5.250%	10/1/43	3,100	3,054
	Public Finance Authority College & University Revenue	5.250%	10/1/48	6,225	6,058
[1]	Public Finance Authority College & University Revenue	4.000%	4/1/52	6,120	5,213
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/42	1,100	1,093
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/47	1,100	1,058
[1]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/48	7,000	5,468
[1]	Public Finance Authority Economic Development Revenue	4.500%	6/1/56	9,500	7,463
[1]	Public Finance Authority Economic Development Revenue	6.500%	6/1/56	2,000	1,651
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/30	160	160
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	4.000%	10/1/30	2,250	2,267
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	3,000	3,010
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	4,745	4,761
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/37	625	619
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	4,050	4,050
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	770	773
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	350	318
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	375	336
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	23,235	23,679
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/45	2,640	2,404
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	12,880	11,945
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/48	5,220	3,623
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/49	1,455	1,387
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/49	7,750	6,985
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/49	7,500	7,021
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	9,000	6,975
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	1,925	1,487
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/51	5,000	3,284
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/52	1,800	1,614
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	17,500	15,728
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	3,750	3,881
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/53	600	568
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/54	1,365	1,270
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	2,125	1,594
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/36	1,500	1,506
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.125%	6/1/48	5,000	4,900
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.250%	11/15/55	1,430	1,503
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.250%	11/15/61	2,200	2,291
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	4.000%	6/1/56	7,000	5,575
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	4,040	4,100
	Public Finance Authority Highway Revenue	5.500%	7/1/44	5,000	5,250
	Public Finance Authority Highway Revenue	5.750%	7/1/49	4,000	4,261
	Public Finance Authority Industrial Revenue	4.000%	8/1/35	7,000	6,765
[1]	Public Finance Authority Industrial Revenue	4.000%	9/1/51	3,615	2,607
[1]	Public Finance Authority Industrial Revenue	4.000%	9/1/56	3,000	2,093
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	1,975	1,976

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/27	14,875	14,762
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/27	15,100	14,924
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	6.810%	4/28/36	7,000	7,142
	Public Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/25/39	10,208	9,948
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/47	3,250	3,229
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.750%	7/1/63	5,000	5,269
	Public Finance Authority Local or Guaranteed Housing Revenue (Aggie Apartment Life Holding Corp. II LLC Project)	5.250%	6/1/54	2,325	2,360
[1]	Public Finance Authority Miscellaneous Revenue (American Dream @ Meadowsland Project)	7.000%	12/1/50	7,600	7,737
[1]	Public Finance Authority Miscellaneous Revenue (Inperium Project)	5.750%	12/1/54	1,925	1,931
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/28	1,745	1,746
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/38	1,150	1,231
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/39	1,190	1,265
[1]	Public Finance Authority Port, Airport & Marina Revenue	7.125%	6/1/41	10,000	10,508
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/43	1,000	1,042
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/53	1,000	999
	Public Finance Authority Sales Tax Revenue	4.000%	9/30/51	13,955	11,783
	Public Finance Authority Sales Tax Revenue	4.000%	3/31/56	17,280	14,236
	Public Finance Authority Tax Increment/Allocation Revenue	5.000%	8/1/39	800	795
[1]	Public Finance Authority Tax Increment/Allocation Revenue (Miami Worldcenter Project)	5.000%	6/1/41	6,000	6,166
[2]	Racine Unified School District GO	4.000%	4/1/42	3,445	3,365
[2]	Racine Unified School District GO	4.000%	4/1/43	3,970	3,845
[2]	Racine Unified School District GO	4.000%	4/1/44	2,435	2,345
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/46	5,310	4,985
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	5.000%	4/1/49	1,450	1,528
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/51	2,500	2,351
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/46	3,850	3,588
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/51	5,000	4,697
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/28	1,800	1,791
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,250	1,250
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,110	1,102
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	750	798
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	955	923
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	920	960
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.500%	2/15/46	200	164
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/46	18,760	17,932
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/49	15,505	14,015
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/50	1,175	1,038
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	7,370	6,712
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/52	3,250	3,479
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	2/15/54	7,355	7,913
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.750%	8/15/54	3,630	3,870
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.875%	7/1/55	2,000	2,026
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/57	4,000	3,221
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.750%	8/15/59	2,500	2,655
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/60	3,000	3,055
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/3/34	1,250	1,377
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	9/1/54	3,865	4,183
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/55	2,410	2,640
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	11/1/26	4,140	4,144
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/26	3,500	3,591
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/26	3,500	3,591
					470,676
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	50	50
	Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	840	682
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	6.000%	12/1/54	1,045	1,137
					1,869
Total Tax-Exempt Municipal Bonds (Cost $16,098,388)					15,613,362
Taxable Municipal Bonds (0.2%)
Puerto Rico (0.2%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/43	38,432	24,097
	Commonwealth of Puerto Rico CVI	0.000%	11/1/51	3,690	2,350
Total Taxable Municipal Bonds (Cost $25,060)					26,447

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (3.4%)
Investment Company (3.4%)
[17]	Vanguard Municipal Low Duration Fund (Cost $540,825)	2.123%	54,082,114	540,821
Total Investments (99.7%) (Cost $16,664,273)				16,180,630
Other Assets and Liabilities—Net (0.3%)				55,811
Net Assets (100%)				16,236,441
Cost is in $000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the aggregate value was $1,644,587,000, representing 10.1% of net assets.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Non-income-producing security—security in default.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Step bond.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2025.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
11	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
12	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
15	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
16	Securities with a value of $1,439,000 have been segregated as initial margin for open futures contracts.
17	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
10-Year U.S. Treasury Note	March 2025	(521)	(56,708)	(128)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse

Vanguard® High-Yield Tax-Exempt Fund
is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	15,613,362	—	15,613,362
Taxable Municipal Bonds	—	26,447	—	26,447
Temporary Cash Investments	540,821	—	—	540,821
Total	540,821	15,639,809	—	16,180,630
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(128)	—	—	(128)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.